Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams

INVESTMENT QUALITY (NQM)

SELECT QUALITY (NQS)

QUALITY INCOME (NQU)

PREMIER INCOME (NPF)

SEMIANNUAL REPORT/APRIL 30, 1997

Photographic image of couple walking on beach.

    CONTENTS

 3  Dear shareholder
 5  Answering your questions
 9  Fund performance
11  Commonly used terms
13  Portfolio of investments
58  Statement of net assets
59  Statement of operations
60  Statement of changes in net assets
62  Notes to financial statements
72  Financial highlights

Dear shareholder
"Shareholders continue to enjoy very attractive current yields generated by portfolios of quality bonds."

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

It is my pleasure to report to you on the performance of Nuveen's exchange-traded funds. Over the past year, shareholders in these funds were rewarded with attractive tax-free income. A hallmark of Nuveen's fixed-income investments, this dependable tax-free income makes these funds an excellent choice for those seeking a stable addition to their core investment portfolio. To safeguard our shareholders' interests, Nuveen continues to work to find ways to protect this level of income through changing market conditions.
  The funds' sound performance came during a year of volatility in the municipal bond market, including a mid-year decline and a post-election rally. However, by continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, we were able to generate very attractive current yields for shareholders while also preserving capital.
  As of April 30, 1997, shareholders in the funds covered in this report were receiving annual tax-free yields on net asset value that ranged from 6.66% to 6.82%. To match these attractive yields, investors in the 36% federal income tax bracket would have had to earn at least 10.41% on taxable alternatives.

  During the same period, the funds outperformed the benchmark Lehman Brothers Municipal Bond Index, which posted a 6.66% return. Over the past year, the funds generated total returns, including reinvested dividends and capital gains (if any) and changes in net asset value, of 7.11% to 7.96%, equivalent to taxable total returns of 10.98% to 11.90% for investors in the 36% tax bracket. The level of these returns gains added significance when viewed in the context of bond market results for the past year, which reflect the rather flat performance of 1996 and the concern over Federal Reserve deliberations in early 1997.
  Nuveen has recently made significant and exciting additions to the investment options we offer--that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. Further, Nuveen's municipal bond fund selection is now one of the largest in the industry, since our merger with Flagship Resources, Inc., a highly regarded sponsor of fixed-income mutual funds. As a Nuveen shareholder, this merger offers you even greater access to the municipal market.
  For more complete information regarding Nuveen investment products, including charges and expenses, call Nuveen at (800) 257-8787, or contact your financial adviser for a prospectus. Please read the information carefully before you invest.
  On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.
Sincerely,



Timothy R. Schwertfeger
Chairman of the Board
June 12, 1997

Answering your questions
Tom Spalding, head of Nuveen's portfolio management team, reviews recent events in the municipal market and offers insights into the strategies Nuveen uses to manage your funds

How would you summarize the bond market over the past 12 months?
Throughout the past year, mixed economic reports produced conflicting interest rate and inflation forecasts, which caused investors to view the markets with alternating enthusiasm and uncertainty. In late 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. The early months of 1997 saw a re-emergence of talk about inflation, and the markets continue to keep a close eye on the Federal Reserve to see how seriously it regards such talk.
  Over much of the past 12 months, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a potential stock market correction, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types during the past year. Only recently have we begun to see some evidence that investors are evaluating the effect of the huge run-up in stock prices and are rebalancing their portfolios by gradually shifting some assets from stocks into bonds.
  The actions of the Federal Reserve also continue to play a role in bond market performance. Although the Fed altered interest rates only once in 1996, at the very beginning of the year, anticipation of further moves kept the markets restless. With one rate increase approved already in March of this year, the concern about potential changes in monetary policy--and the effect of such changes on the markets--continues in 1997.

What strategies did you use to add value during this market?
The fluctuations of 1996 created specific inefficiencies in the market, enabling Nuveen to uncover and take advantage of price discrepancies to improve fund portfolios. For example, we were able to enhance the durability of the funds' dividends by purchasing bonds with longer call protection. These bonds were priced similarly to those with shorter calls as interest rates began to rise in 1996, creating a value investing opportunity. As rates moved down during the year, the bonds with longer call protection then appreciated in value more than those with shorter calls.

What role does research play in helping you achieve the funds' objectives?
As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. To track individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research teams to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current economic outlook?
The economy in the second quarter has grown at a slower pace than during the first quarter, however, the growth still may be at a level that exceeds the Federal Reserve's long-term targets. Interest rates on 30-year Treasuries have moved in a range of between 6.65% to 7.20% over the past several months, and expectations are that this range of rates may continue through the third quarter.
  Of course, that's a short-term outlook. By following a disciplined value strategy and depending on fundamental research, the long-term outlook for our municipal bond funds--and for Nuveen shareholders--is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt. And will continue to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on develop ments in the municipal market.

NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQM

Common shareholders received 11 months of stable, tax-free dividends following a modest reduction in June 1996 due to bond calls. In general, bond calls are tapering off as many of the older securities have been replaced with newer bonds.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0870
      6/12/96    $0.0845
      7/11/96    $0.0845
      8/13/96    $0.0845
      9/11/96    $0.0845
     10/10/96    $0.0845
     11/13/96    $0.0845
     12/11/96    $0.0845
      1/13/97    $0.0845
      2/12/97    $0.0845
      3/12/97    $0.0845
      4/11/97    $0.0845
  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.82%
   Taxable-equivalent yield                  10.66%
   Annual total return on NAV                 7.11%
   Taxable-equivalent total return           10.98%
   Share price                              $14.875
   NAV                                      $15.24
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NQS

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady, attractive dividends. This dividend has remained stable for the last 21 months.
12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0845
      6/12/96    $0.0845
      7/11/96    $0.0845
      8/13/96    $0.0845
      9/11/96    $0.0845
     10/10/96    $0.0845
     11/13/96    $0.0845
     12/11/96    $0.0845
      1/13/97    $0.0845
      2/12/97    $0.0845
      3/12/97    $0.0845
      4/11/97    $0.0845

  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.70%
   Taxable-equivalent yield                  10.47%
   Annual total return on NAV                 7.38%
   Taxable-equivalent total return           11.33%
   Share price                              $15.125
   NAV                                      $14.96
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NQU

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady, attractive dividends. This dividend has remained stable for the last 27 months.
12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0855
      6/12/96    $0.0855
      7/11/96    $0.0855
      8/13/96    $0.0855
      9/11/96    $0.0855
     10/10/96    $0.0855
     11/13/96    $0.0855
     12/11/96    $0.0855
      1/13/97    $0.0855
      2/12/97    $0.0855
      3/12/97    $0.0855
      4/11/97    $0.0855

  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.73%
   Taxable-equivalent yield                  10.52%
   Annual total return on NAV                 7.60%
   Taxable-equivalent total return           11.52%
   Share price                              $15.250
   NAV                                      $15.28
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.
NPF

The Fund's monthly tax-free dividend was increased during the 12 months ended
April 30, 1997. Common shareholders continue to benefit from the Fund's leveraged structure. In addition, the Fund paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0845
      6/12/96    $0.0845
      7/11/96    $0.0845
      8/13/96    $0.0845
      9/11/96    $0.0845
     10/10/96    $0.0845
     11/13/96    $0.0860
     12/11/96    $0.0860                                    $0.0391
      1/13/97    $0.0860
      2/12/97    $0.0860
      3/12/97    $0.0860
      4/11/97    $0.0860
  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.66%
   Taxable-equivalent yield                  10.41%
   Annual total return on NAV                 7.96%
   Taxable-equivalent total return           11.90%
   Share price                               $15.50
   NAV                                       $15.17
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, April 30, 1997) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36% for shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.


Taxable equivalent total return

The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended April 30, 1997. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQM)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALASKA - 2.4%
    $ 14,850,000   Alaska Housing Finance Corporation, General
                    Housing Purpose Bonds, 1994 Series A,
                    5.400%, 12/01/13                                          Aa      6/04 at 102    $ 14,191,403
       5,100,000   Alaska Housing Finance Corporation, Insured
                    Mortgage Program Bonds, 1990 First Series,
                    7.800%, 12/01/30                                         Aa1     12/00 at 102       5,133,711

-----------------------------------------------------------------------------------------------------------------
                    ARKANSAS - 0.4%
       3,250,000   City of North Little Rock, Arkansas, Health Facilities
                    Board (Baptist Health), Healthcare Revenue Bonds
                    (Baptist Health), Series 1996A, 5.400%, 12/01/16         Aaa     12/06 at 101       3,159,943

-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 15.6%
      22,400,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1993 Series C,
                    5.600%, 5/01/33                                           AA      5/03 at 102      21,068,768
      11,625,000   California Health Facilities Financing Authority,
                    Hospital Revenue Bonds (Children's Hospital of
                    Los Angeles), 1991 Series A, 7.125%, 6/01/21
                    (Pre-refunded to 6/01/01)                                Aaa      6/01 at 102      12,869,689
       5,700,000   State Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (The Regents of
                    the University of California), 1993 Series A
                    (Various University of California Projects),
                    5.500%, 6/01/21                                           A1      6/03 at 102       5,370,141
      10,000,000   Certificates of Participation (1991 Financing Project),
                    County of Alameda, California, Alameda County
                    Public Facilities Corporation, 6.000%, 9/01/21           Aaa      9/06 at 102      10,132,000
       7,140,000   Culver City Redevelopment Financing Authority,
                    1993 Tax Allocation Refunding Revenue Bonds,
                    5.000%, 11/01/23                                         Aaa     11/03 at 102       6,323,255
       9,740,000   Huntington Park Redevelopment Agency, Single
                    Family Residential Mortgage Revenue Refunding
                    Bonds, 1986 Series A, 8.000%, 12/01/19                   Aaa     No Opt. Call      12,513,270
       4,000,000   City of Loma Linda, California, Hospital Revenue
                    Bonds (Loma Linda University Medical Center
                    Project), Series 1993-A, 6.500%, 12/01/18                BBB     12/03 at 102       4,082,160
      10,325,000   City of Loma Linda, California, Hospital Revenue
                    Refunding Bonds (Loma Linda University Medical
                    Center Project), Series 1993-C, 5.000%, 12/01/22         Aaa     12/03 at 102       9,086,723
       7,155,000   Department of Water and Power of The City of
                    Los Angeles, Water Works Refunding Revenue
                    Bonds, Second Issue of 1993, 4.500%, 5/15/23             Aaa      5/03 at 102       5,818,303

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
    $ 15,770,000   Ontario Redevelopment Financing Authority (San
                    Bernardino County, California), 1995 Revenue
                    Refunding Bonds (Ontario Redevelopment Project
                    No. 1), 7.400%, 8/01/25                                  Aaa     No Opt. Call    $ 19,653,678
      13,145,000   City of Perris, California, Single Family Mortgage
                    Revenue Bonds (GNMA Mortgage-Backed
                    Securities), 1988 Series B, 8.200%, 9/01/23
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call      16,778,015

-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 2.7%
       2,500,000   Colorado Housing Finance Authority, Single Family
                    Program Senior and Subordinate Bonds, 1996
                    Series B, 7.450%, 11/01/27                                Aa      5/06 at 105       2,811,250
       4,940,000   Castle Pines Metropolitan District, Douglas County,
                    Colorado, General Obligation Refunding and
                    Improvement Bonds, Series 1990, 7.625%, 12/01/15         Aaa     12/00 at 102       5,464,875
       3,085,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991A,
                    8.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/01 at 100       3,420,494
       7,865,000   Colorado Springs School District No. 11, El Paso
                    County, Colorado, General Obligation
                    Improvement Bonds, Series 1996, 7.125%, 12/01/21          Aa     12/07 at 125       9,509,414

-----------------------------------------------------------------------------------------------------------------
                   CONNECTICUT - 0.9%
       7,030,000   Connecticut Housing Finance Authority, Housing
                    Mortgage Finance Program Bonds, 1996 Series D,
                    Subseries D-2, 6.200%, 11/15/27 (Alternative
                    Minimum Tax)                                              Aa      5/06 at 102       7,085,607

-----------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 0.7%
       5,215,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1990A, 8.100%, 12/01/23
                    (Alternative Minimum Tax)                                AAA     12/00 at 102       5,474,655

-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 5.2%
       4,000,000   Hillsborough County Port District, Florida (Tampa
                    Port  Authority), Revenue Bonds, Series 1990,
                    8.250%, 6/01/09 (Pre-refunded to 12/01/00)              Baa1     12/00 at 102       4,521,160
      20,000,000   Jacksonville Health Facilities Authority, Health
                    Facilities Revenue Refunding Bonds, Daughters of
                    Charity National Health System, Inc., St. Vincent's
                    Medical Center Issue, Series 1990,
                    7.500%, 11/01/15 (Pre-refunded to 11/01/00)              Aaa     11/00 at 102      22,160,000

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   FLORIDA (CONTINUED)
                    Orange County Housing Finance Authority, GNMA
                    Collateralized Mortgage Revenue Refunding Bonds,
                    1990 Series A:
     $ 2,330,000    7.500%, 7/01/10                                          Aaa      7/00 at 103     $ 2,471,874
      11,035,000    7.600%, 1/01/24                                          Aaa      7/00 at 103      11,705,376

-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 4.5%
       5,990,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series Q, 8.375%, 1/01/16                   A      1/98 at 102       6,278,958
       5,250,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series O, 8.125%, 1/01/17                   A      1/98 at 102       5,489,663
       2,250,000   Municipal Electric Authority of Georgia, Project
                    One Special Obligation Bonds, Fourth Crossover
                    Series, 6.500%, 1/01/20                                    A     No Opt. Call       2,430,630
       2,955,000   Urban Residential Finance Authority of the City of
                    Atlanta, Georgia, Single Family Mortgage Revenue
                    Bonds (GNMA Collateralized Home Mortgage
                    Program), Series 1988, in cooperation with the
                    Housing Authority of Fulton County, Georgia,
                    8.250%, 10/01/21 (Alternative Minimum Tax)               AAA     10/98 at 103       3,076,037
      10,000,000   Development Authority of Monroe County (Georgia),
                    Pollution Control Revenue Bonds (Georgia Power
                    Company Plant Scherer Project), Second
                    Series 1994, 6.750%, 10/01/24                             A1     10/99 at 102      10,408,500
       7,325,000   Wayne County Development Authority, Solid Waste
                    Disposal Revenue Bonds (ITT Rayonier, Inc.
                    Project), Series 1990, 8.000%, 7/01/15
                    (Alternative Minimum Tax)                               BBB+      1/00 at 102       7,833,721

-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 5.5%
       5,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1989B (ServantCor), 7.875%, 8/15/19
                    (Pre-refunded to 8/15/99)                                N/R      8/99 at 102       5,440,150
       3,305,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1990 (Riverside Senior Living Center Project),
                    7.500%, 11/01/20 (Pre-refunded to 11/01/00)               A3     11/00 at 102       3,649,513
       7,500,000   Community College District No. 508, Cook County,
                    Illinois, Certificates of Participation,
                    8.750%, 1/01/07                                          Aaa     No Opt. Call       9,385,275
       5,900,000   Community Unit School District Number 7,
                    Madison County, Illinois, School Building Bonds,
                    Series 1994, 5.850%, 2/01/13                             Aaa     No Opt. Call       6,063,076
       3,585,000   City of Pekin, Illinois, Multifamily Housing
                    Refunding Revenue Bonds, Series 1992A (FHA
                    Insured Mortgage Loan - Section 8 Assisted
                    Project), 6.875%. 5/01/22                                AAA      5/03 at 103       3,757,582

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
     $ 2,650,000   City of Peoria, Peoria County, Illinois, City of Pekin,
                    Tazewell and Peoria Counties, Illinois, and City of
                    Waukegan, Lake County, Illinois, Jointly, GNMA
                    Collateralized Mortgage Revenue Bonds,
                    Series 1990, 7.875%, 8/01/22 (Alternative
                    Minimum Tax)                                             AAA      8/00 at 103     $ 2,775,027
         860,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1992B,
                    9.000%, 6/01/07                                          Aaa     No Opt. Call       1,111,172
       5,390,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1992A,
                    9.000%, 6/01/07                                          Aaa     No Opt. Call       6,964,203
                   Southwestern Illinois Development Authority, Solid
                    Waste Disposal Revenue Bonds (Leclede Steel
                    Company Project), Series 1990:
         740,000    8.375%, 8/01/08 (Alternative Minimum Tax)                 A-      8/00 at 103         811,247
       2,910,000    8.500%, 8/01/20 (Alternative Minimum Tax)                 A-      8/00 at 103       3,200,796

-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 0.8%
       6,000,000   Hospital Authority of Delaware County (Indiana),
                    Hospital Revenue Bonds, Series 1991 (Ball
                    Memorial Hospital), 6.625%, 8/01/16                      Aaa      8/01 at 102       6,374,520

-----------------------------------------------------------------------------------------------------------------
                   KANSAS - 0.9%
       5,060,000   City of Topeka, Kansas, Variable Rate Demand
                    Industrial Revenue Refunding Bonds, Series 1988
                    (Sunwest Hotel Corporation Project),
                    9.500%, 10/01/16 (Alternative Minimum Tax)
                    (Pre-refunded to 8/15/16)                                AAA      8/16 at 100       6,812,784

-----------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 2.2%
                   Kentucky Development Finance Authority, Medical
                    Center Revenue Refunding and Improvement
                    Bonds (Ashland Hospital Corporation d/b/a King's
                    Daughters' Hospital):
       1,550,000    9.750%, 8/01/11 (Pre-refunded to 2/01/98)                  A      2/98 at 102       1,646,023
         950,000    9.750%, 8/01/11                                            A      2/98 at 102       1,001,576
       2,000,000   Kentucky Housing Corporation, Housing Revenue
                    Bonds (FHA Insured/VA Guaranteed), 1990
                    Series C Bonds, 8.100%, 1/01/22 (Alternative
                    Minimum Tax)                                             Aaa      7/00 at 102       2,099,820
      12,500,000   County of Jefferson, Kentucky, Pollution Control
                    Revenue Bonds, 1995 Series A (Louisville Gas and
                    Electric Company Project), 5.900%, 4/15/23                AA      4/05 at 102      12,591,250

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   LOUISIANA - 6.0%
    $ 16,095,000   Louisiana Public Facilities Authority, Fixed Rate
                    Health and Education Capital Facilities Revenue
                    Bonds (West Jefferson Medical Center),
                    Series 1985D, 7.900%, 12/01/15                           Aaa     12/98 at 102    $ 17,234,204
       2,550,000   Louisiana Public Facilities Authority (West Jefferson
                    Medical Center), 7.900%, 12/01/15 (Pre-refunded
                    to 12/01/98)                                             Aaa     12/98 at 102       2,740,179
       5,050,000   Louisiana Public Facilities Authority, Extended Care
                    Facilities Revenue Bonds (Comm-Care Corporation
                    Project), Series 1994, 11.000%, 2/01/04                  BBB     No Opt. Call       6,149,183
       5,460,000   East Baton Rouge Mortgage Finance Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program),
                    Series 1990A, 7.875%, 8/01/23 (Alternative
                    Minimum Tax)                                             Aaa      8/00 at 102       5,743,920
      11,545,000   Orleans Parish School Board, Public School Refunding
                    Bonds, Series 1987 (Defeased), 9.000%, 2/01/09           Aaa     No Opt. Call      15,202,802

-----------------------------------------------------------------------------------------------------------------
                   MAINE - 0.7%
       5,510,000   Maine State Housing Authority, Mortgage Purchase
                    Bonds, 1994 Series C-2, 6.875%, 11/15/23
                    (Alternative Minimum Tax)                                 AA     10/04 at 102       5,736,296

-----------------------------------------------------------------------------------------------------------------
                   MARYLAND - 0.3%
       2,000,000   City of Gaithersburg (Maryland), First Mortgage
                    Economic Development Revenue Bonds (Ashbury
                    Methodist Home, Incorporated Facility), Series 1990,
                    7.850%, 1/01/20 (Pre-refunded to 1/01/00)                N/R      1/00 at 102       2,189,720

-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 6.5%
                   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Goddard Memorial
                    Hospital Issue, Series B:
       3,810,000    9.000%, 7/01/15 (Pre-refunded to 7/01/00)               Baa3      7/00 at 102       4,317,378
       6,135,000    9.000%, 7/01/15                                          Baa      7/00 at 102       6,748,009
       1,250,000   Massachusetts Housing Finance Agency, Residential
                    Housing Revenue Bonds, 1988 Series B,
                    8.100%, 8/01/23 (Alternative Minimum Tax)               BBB+      8/99 at 102       1,304,975
                   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1990 Series A:
      15,000,000    7.625%, 4/01/14 (Pre-refunded to 4/01/00)                Aaa      4/00 at 102      16,494,750
       4,000,000    7.500%, 4/01/16 (Pre-refunded to 4/01/00)                Aaa      4/00 at 102       4,385,080
      16,250,000   City of Boston, Massachusetts, Revenue Bonds,
                    Boston City Hospital (FHA Insured Mortgage),
                    Series A, 7.625%, 2/15/21 (Pre-refunded
                    to 8/15/00)                                              Aaa      8/00 at 102      17,974,288

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MINNESOTA - 1.2%
     $ 5,000,000   The Dakota County Housing and Redevelopment
                    Authority, The Washington County Housing and
                    Redevelopment Authority, and The City of
                    Bloomington, Minnesota, Single Family Residential
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Program), Series 1988, 8.450%, 9/01/19
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call     $ 6,187,250
       2,860,000   City of Hopkins, Minnesota, Elderly Housing
                    Revenue Refunding Bonds (St. Therese Southwest,
                    Inc. Project), Series 1994A, 6.500%, 3/01/19              AA      3/04 at 102       2,934,989

-----------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 0.5%
       1,255,000   Mississippi Home Corporation, Single Family Senior
                    Revenue Refunding Bonds, Series 1990A,
                    9.250%, 3/01/12                                          Aaa      9/00 at 103       1,345,724
       2,695,000   Mississippi Housing Finance Corporation, Single
                    Family Mortgage Purchase Revenue Bonds,
                    Series 1989 (GNMA Mortgage-Backed Securities
                    Program), 8.250%, 10/15/18 (Alternative
                    Minimum Tax)                                             Aaa     10/99 at 102       2,830,639

-----------------------------------------------------------------------------------------------------------------
                   MISSOURI - 0.3%
       2,300,000   Missouri Housing Development Commission, Single
                    Family Mortgage Revenue Bonds (Homeownership
                    Loan Program), 1997 Series A-2, 7.300%, 3/01/28
                    (Alternative Minimum Tax)                                AAA      3/07 at 105       2,495,201

-----------------------------------------------------------------------------------------------------------------
                   NEBRASKA - 2.1%
       3,300,000   Nebraska Higher Education Loan Program, Inc.,
                    Student Loan Program Revenue Bonds, 1993
                    Series B, 5.875%, 6/01/14 (Alternative
                    Minimum Tax)                                               A      6/04 at 102       3,233,670
      13,330,000   Nebraska Investment Finance Authority, Single
                    Family Housing Revenue Bonds, 1995 Series B,
                    6.450%, 3/01/35 (Alternative Minimum Tax)                AAA  3/05 at 101 1/2      13,493,026

-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 0.7%
       5,400,000   State of Nevada, Colorado River Commission,
                    General Obligation (Limited Tax) (Additionally
                    Secured by Pledged Revenues), Hoover Uprating
                    Refunding Bonds, 1992 Series, 8.000%, 10/01/15
                    (Pre-refunded to 10/01/97)                               Aaa     10/97 at 102       5,599,206

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW YORK - 13.5%
     $ 5,890,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990C,
                    9.250%, 7/01/98                                         Baa1     No Opt. Call     $ 6,215,540
      14,235,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Second General
                    Resolution Revenue Bonds, Series 1990D,
                    8.750%, 7/01/02                                         Baa1     No Opt. Call      16,454,379
      10,000,000   Dormitory Authority of the State of New York, City
                    University System Consolidated, Second General
                    Resolution Revenue Bonds, Series 1990F,
                    7.875%, 7/01/17 (Pre-refunded to 7/01/00)                Aaa      7/00 at 102      11,126,300
                   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1989B:
       7,935,000    7.250%, 5/15/15 (Pre-refunded to 5/15/00)                Aaa      5/00 at 102       8,664,703
       1,025,000    7.250%, 5/15/15 (Pre-refunded to 5/15/00)                AAA      5/00 at 102       1,119,259
      10,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital Insured Mortgage Revenue
                    Bonds, 1987 Series A Refunding, 8.000%, 2/15/25
                    (Pre-refunded to 8/15/97)                                Aaa      8/97 at 102      10,318,700
       5,000,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center,
                    FHA-Insured Mortgage Revenue Bonds, 1989
                    Series B, 7.450%, 2/15/29 (Pre-refunded to 2/15/00)      Aaa      2/00 at 102       5,461,750
       3,500,000   State of New York Mortgage Agency, Homeowner
                    Mortgage Revenue Bonds, Series HH-3,
                    7.950%, 4/01/22 (Alternative Minimum Tax)                Aa2      6/00 at 102       3,678,745
       6,655,000   Municipal Assistance Corporation for the City of
                    New York (A Public Benefit Corporation of the
                    State of New York), Series 61 Bonds,
                    6.875%, 7/01/07 (Pre-refunded to 7/01/97)                 AA      7/97 at 102       6,822,107
      10,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series G, 6.000%, 10/15/26                  Baa1     10/07 at 101       9,710,700
                   New York City Municipal Water Finance Authority
                    Water and Sewer System Revenue Bonds,
                    Fiscal 1991 Series A:
      10,200,000    7.500%, 6/15/19 (Pre-refunded to 6/15/00)                Aaa  6/00 at 101 1/2      11,185,422
       6,395,000    6.000%, 6/15/20 (Pre-refunded to 6/15/00)                 A2      6/00 at 100       6,640,184
       5,105,000    6.000%, 6/15/20                                           A2      6/00 at 100       5,113,934
       4,200,000   New York City Industrial Development Agency,
                    Special Facility Revenue Bonds (1990 American
                    Airlines, Inc. Project), 8.000%, 7/01/20
                    (Alternative Minimum Tax)                               Baa2      1/99 at 102       4,442,802

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NORTH CAROLINA - 1.7%
    $ 10,500,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding
                    Series 1996B, 5.875%, 1/01/21                            Aaa      1/07 at 102    $ 10,521,840
       2,795,000   Charlotte Mortgage Revenue Refunding Bonds
                    (FHA Insured Mortgage-Double Oaks Apartments),
                    7.350%, 5/15/26                                          AAA     11/07 at 100       3,020,696

-----------------------------------------------------------------------------------------------------------------
                   OREGON - 1.4%
       2,500,000   State of Oregon, Department of General Services,
                    Certificates of Participation (1990 Real Property
                    Financing Program), Series F, 7.500%, 9/01/15
                    (Pre-refunded to 9/01/00)                                Aaa      9/00 at 102       2,760,900
       8,990,000   Northern Wasco County People's Utility District,
                    Wasco County, Oregon, McNary Dam Fishway
                    Hydroelectric Project Revenue Bonds, Series 1993
                    (Bonneville Power Administration),
                    5.200%, 12/01/24                                         Aa1     12/03 at 102       8,268,912

-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 2.5%
       7,230,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1990-28,
                    7.650%, 10/01/23 (Alternative Minimum Tax)               AA+     10/00 at 102       7,589,403
       4,905,000   McKean County Hospital Authority, Hospital
                    Revenue Bonds, Series of 1990 (Bradford Hospital
                    Project), 8.875%, 10/01/20                              BBB-     10/00 at 102       5,584,833
       7,040,000   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1993,
                    5.000%, 6/15/16                                          Aaa      6/03 at 100       6,382,534

-----------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 5.1%
      25,250,000   Rhode Island Health and Educational Building
                    Corporation Hospital Financing Revenue Bonds,
                    Lifespan Obligated Group Issue, Series 1996,
                    5.750%, 5/15/23                                          Aaa      5/07 at 102      24,666,473
      10,000,000   Rhode Island Housing and Mortgage Finance
                    Corporation, Series 3-B Bonds, 8.050%, 4/01/22
                    (Alternative Minimum Tax)                                AA+     10/00 at 102      10,412,100
       4,885,000   Newport Housing Development Corporation,
                    1995 Multifamily Mortgage Revenue Refunding
                    Bonds (Broadway-West Broadway Apartments-FHA
                    Insured Mortgage, Section 8 Assisted Project),
                    Series A, 6.800%, 8/01/24                                AAA      6/03 at 100       5,089,584

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   SOUTH CAROLINA - 0.5%
     $ 3,475,000   South Carolina State Housing Finance and
                    Development Authority Homeownership
                    Mortgage Purchase Bonds, 1990 Series C,
                    7.750%, 7/01/22 (Alternative Minimum Tax)                 Aa      7/00 at 102     $ 3,647,152

-----------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 0.4%
       3,295,000   Tennessee Housing Development Agency,
                    Homeownership Program Bonds, Issue H, Series
                    1988, 7.825%, 7/01/15 (Alternative Minimum Tax)           AA      7/12 at 100       3,425,153

-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 3.5%
       2,000,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1990A,
                    8.125%, 2/01/20 (Alternative Minimum Tax)               Baa1      2/00 at 102       2,174,540
       4,295,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1989A,
                    8.250%, 1/01/19 (Alternative Minimum Tax)               Baa1      1/99 at 102       4,580,102
       3,500,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Refunding Bonds
                    (Texas Utilities Electric Company Project),
                    Series 1993A, 5.500%, 5/01/22                            Aaa     11/03 at 102       3,333,505
       2,270,000   The Cameron County Housing Finance Corporation,
                    GNMA Collateralized Mortgage Revenue
                    Refunding Bonds, 1990 Series B, 7.850%, 3/01/24          Aaa      9/00 at 103       2,416,710
                   Dallas Housing Corporation Refunding and Capital
                    Program Revenue Bonds (Section 8 Assisted
                    Projects), Series 1990:
       1,000,000    7.700%, 8/01/05                                            A      8/00 at 102       1,064,700
       2,000,000    7.850%, 8/01/13                                            A      8/00 at 102       2,125,940
      10,175,000   Harris County Hospital District Refunding Revenue
                    Bonds, Texas, Series 1990, 7.400%, 2/15/10               Aaa     No Opt. Call      12,013,317

-----------------------------------------------------------------------------------------------------------------
                   VERMONT - 0.5%
       3,955,000   Vermont Housing Finance Agency, Single Family
                    Housing Bonds, Series 1, 8.150%, 5/01/25
                    (Alternative Minimum Tax)                                 A1     11/00 at 102       4,099,160

-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 7.6%
      11,320,000   State of Washington, General Obligation Bonds,
                    Series 1994A, 4.750%, 10/01/13                            Aa     10/03 at 100      10,077,177
       3,000,000   Washington Health Care Facilities Authority
                    Revenue Bonds, Series 1990 (Franciscan Health
                    System/St. Francis Community Hospital of Federal
                    Way), 7.250%, 7/01/15                                    Aaa      7/00 at 102       3,236,040

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WASHINGTON (CONTINUED)
     $ 2,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1990C, 8.000%, 7/01/17 (Pre-refunded
                    to 7/01/00)                                              Aaa      7/00 at 102     $ 2,228,780
       3,205,000   Washington Public Power Supply System, Nuclear
                    Project No. 1, Refunding Revenue Bonds,
                    Series 1989A, 7.500%, 7/01/15 (Pre-refunded
                    to 7/01/99)                                              Aaa      7/99 at 102       3,462,650
       5,650,000   Washington Public Power Supply System, Nuclear
                    Project No. 2, Refunding Revenue Bonds,
                    Series 1990B, 7.000%, 7/01/12 (Pre-refunded
                    to 7/01/00)                                              Aaa      7/00 at 102       6,135,165
      15,990,000   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds,
                    Series 1993B, 5.600%, 7/01/15                            Aaa      7/03 at 102      15,569,302
       4,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds,
                    Series 1993C, 5.375%, 7/01/15                            Aa1      7/03 at 102       4,216,950
      13,900,000   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds,
                    Series 1989B, 7.250%, 7/01/15 (Pre-refunded
                    to 1/01/00)                                              Aaa      1/00 at 102      15,065,931

-----------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 0.4%
       3,145,000   Wisconsin Housing and Economic Development
                    Authority, Home Ownership Revenue Bonds,
                    1989 Series B, 7.600%, 3/01/15                            Aa      9/99 at 102       3,291,431

-----------------------------------------------------------------------------------------------------------------
                   PUERTO RICO - 0.4%
       3,450,000   Puerto Rico Highway and Transportation Authority,
                    Highway Revenue Bonds (Series  X),
                    5.500%, 7/01/19                                            A  7/03 at 101 1/2       3,282,296

    $725,025,000    Total Investments - (cost $726,490,902) - 97.6%                                    771,045,577
================

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.8%
      $  900,000   Residential Care Facility for the Elderly Authority of
                    Fulton County (Georgia), Variable Rate Demand
                    Refunding Revenue Bonds (Lenbrook Square
                    Foundation, Inc. Project), Series 1996,
                    4.100%, 1/01/18+                                        A-1+                       $  900,000
         300,000   Health and Educational Facilities Authority of the
                    State of Missouri, Variable Rate Demand Bonds,
                    Health Facilities Revenue Bonds (St. Francis'
                    Medical Center), Series 1996A, 4.100%, 6/01/26+         A-1+                          300,000
       4,350,000   Southwest Higher Education Authority Southern
                    Methodist University, Variable Rate Demand Bonds,
                    4.050%, 7/01/15+                                      VMIG-1                        4,350,000
       1,100,000   The University Athletic Association, Inc., Capital
                    Improvement Revenue Bonds, Series 1990, Variable
                    Rate Demand Bonds, 4.000%, 2/01/20+                   VMIG-1                        1,100,000

     $ 6,650,000   Total Temporary Investments - 0.8%                                                   6,650,000
================
                   Other Assets Less Liabilities - 1.6%                                                12,358,496
                   Net Assets - 100%                                                                 $790,054,073
                                                                                                     ============
                                                                       NUMBER OF           MARKET           MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               58     $467,536,982             61%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               19      142,491,818             18
  PORTFOLIO OF                        A+                     A1                3       19,877,801              3
  INVESTMENTS                      A, A-              A, A2, A3               14       45,969,130              6
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3               15       87,539,976             11
  TEMPORARY                    Non-rated              Non-rated                2        7,629,870              1
  INVESTMENTS):
  TOTAL                                                                      111     $771,045,577            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN SELECT QUALITY MUNICIPAL FUND, INC. (NQS)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 0.8%
     $ 2,900,000   The Water Works Board of the City of Arab
                    (Alabama), Water Revenue Bonds, Series 1991,
                    7.050%, 8/01/16                                          Aaa      8/01 at 102     $ 3,163,175
       2,625,000   Jefferson County, Alabama, Sewer Revenue Refunding
                    Warrants, Series 1997-A, 5.375%, 2/01/27                 Aaa      2/07 at 100       2,487,030

-----------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 1.3%
       4,265,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Refunding Bonds,
                    1991 Series A (FHA Insured or VA Guaranteed
                    Mortgage Loans), 8.000%, 8/15/11                          AA      8/01 at 103       4,576,217
       4,500,000   City of Little Rock, Arkansas, Hotel and Restaurant
                    Gross Receipts Tax Refunding Bonds, Series 1993,
                    7.375%, 8/01/15                                            A     No Opt. Call       5,344,875
-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 5.8%
       4,000,000   Sisters of Charity of Leavenworth Health Services
                    Corporation, Certificates of Participation,
                    California Statewide Communities Development
                    Authority, 5.000%, 12/01/23                               AA     12/03 at 102       3,493,080
       3,200,000   State of California, Department of Water Resources,
                    Central Valley Project, Water System Revenue
                    Bonds, Series M, 4.875%, 12/01/27                         Aa     12/03 at 101       2,731,808
       7,285,000   Department of Water and Power of The City of
                    Los Angeles, Electric Plant Refunding Revenue
                    Bonds, Issue of 1993, 5.375%, 9/01/23                    Aa3      9/03 at 102       6,753,414
       6,710,000   Department of Water and Power of The City of
                    Los Angeles, Water Works Refunding Revenue
                    Bonds, Second Issue of 1993, 4.500%, 5/15/11              Aa      5/03 at 102       5,862,124
      21,800,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    6.750%, 7/01/20 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102      23,888,222
-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 5.9%
      20,000,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1991A, 8.750%, 11/15/23
                    (Alternate Minimum Tax)                                  Baa     11/01 at 102      23,381,600
       5,000,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1991D, 7.750%, 11/15/21
                    (Alternate Minimum Tax)                                  Baa     11/01 at 102       5,502,450
      12,150,000   City and County of Denver, Colorado, Airport System
                    Revenue Bonds, Series 1992C, 6.750%, 11/15/22
                    (Alternate Minimum Tax)                                  Baa     11/02 at 102      12,625,065
       2,245,000   Jefferson County, Colorado, Single Family Revenue
                    Refunding Bonds, Series 1991A, 8.875%, 10/01/13          Aaa      4/01 at 103       2,402,666
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CONNECTICUT - 2.6%
     $ 7,500,000   Connecticut Development Authority, Health Facility
                    Refunding Revenue Bonds, Alzheimer's Resource
                    Center of Connecticut, Inc. Project, 1991 Series A,
                    10.000%, 8/15/21 (Pre-refunded to 8/15/01)               N/R      8/01 at 103     $ 9,078,750
       9,785,000   Connecticut Development Authority, Health Facility
                    Refunding Revenue Bonds, Alzheimer's Resource
                    Center of Connecticut, Inc. Project, 1994 Series A,
                    7.250%, 8/15/21                                          N/R      8/04 at 102      10,345,387
-----------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 0.2%
       1,615,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1990A, 8.100%, 12/01/23
                    (Alternative Minimum Tax)                                AAA     12/00 at 102       1,695,411
-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 3.6%
       4,500,000   Jacksonville Electric Authority (Jacksonville, Florida),
                    Electric System Revenue Bonds, Series Two,
                    1987A-2, 7.500%, 10/01/02 (Pre-refunded to
                    10/01/97)                                                Aaa 10/97 at 101 1/2       4,635,540
      14,250,000   Jacksonville Electric Authority (Jacksonville,
                    Florida), Bulk Power Supply System Revenue
                    Bonds (Scherer 4 Project, Issue One, Series 1991A),
                    6.750%, 10/01/21 (Pre-refunded to 10/01/00)              Aaa 10/00 at 101 1/2      15,379,740
       7,400,000   State of Florida, Orlando-Orange County Expressway
                    Authority, Junior Lien Revenue Refunding Bonds,
                    Series of 1993A, 5.125%, 7/01/20                         Aaa      7/03 at 102       6,771,592
-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 0.3%
       2,295,000   Urban Residential Finance Authority of the City of
                    Atlanta, Georgia, Single Family Mortgage Revenue
                    Bonds (GNMA Collateralized Home Mortgage
                    Program), Series 1988, in cooperation with the
                    Housing Authority of Fulton County, Georgia,
                    8.250%, 10/01/21 (Alternative Minimum Tax)               AAA     10/98 at 103       2,389,003
-----------------------------------------------------------------------------------------------------------------
                   HAWAII - 2.4%
      16,000,000   Department of Budget and Finance of the State of
                    Hawaii, Special Purpose Revenue Bonds, Kapiolani
                    Health Care System Obligated Group (Pali Momi
                    Medical Center Project), Series 1991,
                    7.650%, 7/01/19 (Pre-refunded to 7/01/01)                Aaa           at 102      17,981,760
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS - 5.3%
                   Illinois Development Finance Authority, Multi-Family Housing
                    Bonds, Series 1990 (Affordable Housing Preservation
                    Foundation Project), Subseries A (FHA Insured Mortgage
                    Loans-Lawless Gardens Project):
      $  775,000    7.650%, 7/01/07                                          AAA      1/02 at 105      $  855,716
       6,780,000    7.650%, 12/31/31                                         AAA      1/02 at 105       7,383,691
      10,875,000   Illinois Educational Facilities Authority, Adjustable
                    Demand Revenue Bonds, The University of
                    Chicago, Series 1985, Conversion to a Fixed
                    Interest Rate, 5.700%, 12/01/25                          Aa1     12/03 at 102      10,539,180
       1,585,000   Illinois Housing Development Authority, Multi-
                    Family Housing Bonds, 1991 Series C,
                    7.400%, 7/01/23                                           A1      7/01 at 102       1,651,459
      14,605,000   City of Chicago, General Obligation Bonds
                    (Emergency Telephone System), Series 1993,
                    5.625%, 1/01/23                                          Aaa      1/03 at 102      13,992,320
       5,000,000   City of Chicago, General Obligation Bonds, Project
                    and Refunding Series 1995B, 5.125%, 1/01/25              Aaa      1/06 at 102       4,527,750
-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 3.5%
       5,060,000   Indiana State Office Building Commission, Capital
                    Complex Revenue Bonds, Series 1987 (State Office
                    Building II Facility), 8.750%, 7/01/12
                    (Pre-refunded to 7/01/97)                                Aaa      7/97 at 102       5,202,388
       8,640,000   Avon Community School Building Corporation,
                    First Mortgage Bonds, Series 1994 (Hendricks
                    County, Indiana), 5.500%, 1/01/16                        Aaa      1/04 at 101       8,227,786
       5,270,000   Beacon Heights Housing Development Corporation,
                    1991 Multifamily Mortgage Revenue Refunding
                    Bonds (FHA Insured Mortgage-Section 8 Assisted
                    Project), Series A, 7.625%, 2/01/21                      AAA      6/01 at 100       5,529,284
       5,770,000   Fremont Middle School Building Corporation, First
                    Mortgage Refunding Bonds, Series 1994 A,
                    Steuben County, Indiana, 5.250%, 1/15/13                 Aaa      1/04 at 101       5,534,122
       1,120,000   Michigan City Housing Development Corporation,
                    1991 Multifamily Mortgage Revenue Refunding
                    Bonds (FHA Insured Mortgage-Section 8 Assisted
                    Project), Series A, 7.625%, 2/01/21                      AAA      6/01 at 100       1,175,104
-----------------------------------------------------------------------------------------------------------------
                   KANSAS - 2.7%
       9,405,000   City of Merriam, Kansas, Hospital Refunding
                    Revenue Bonds, Series 1991C (Shawnee Mission
                    Medical Center, Inc. Project), 7.250%, 9/01/04
                    (Pre-refunded to 9/01/01)                                 A-      9/01 at 102      10,060,246
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   KANSAS (CONTINUED)
     $ 8,800,000   City of Merriam, Kansas, Hospital Refunding
                    Revenue Bonds, Series 1991B (Shawnee Mission
                    Medical Center, Inc. Project), 7.250%, 9/01/21
                    (Pre-refunded to 9/01/01)                                 A-      9/01 at 102     $ 9,760,960
-----------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 0.4%
       3,015,000   Lakeland Wesley Village, Inc., Mortgage Revenue
                    Refunding Bonds (Lakeland Wesley Village I Elderly
                    Section 8 Assisted Project/FHA Insured Mortgage),
                    Series 1991, 7.500%, 11/01/21                             Aa     11/01 at 103       3,179,619
-----------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 0.3%
       2,210,000   Calcasieu Parish Public Trust Authority, Mortgage
                    Revenue Refunding Bonds, 1991 Series A,
                    7.750%, 6/01/12                                           A1      6/01 at 103       2,345,407
-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 4.9%
       2,000,000   Massachusetts Health and Education Facilities
                    Authority, Revenue Bonds, Lowell General Hospital
                    Issue, Series A, 8.400%, 6/01/11 (Pre-refunded
                    to 6/01/01)                                               A3      6/01 at 102       2,288,820
       2,100,000   Massachusetts Housing Finance Agency, Residential
                    Housing Revenue Bonds, 1988 Series A,
                    8.400%, 8/01/21 (Alternative Minimum Tax)               BBB+      8/98 at 102       2,194,479
       1,660,000   Massachusetts Housing Finance Agency, Residential
                    Housing Revenue Bonds, 1989 Series A,
                    8.200%, 8/01/27 (Alternate Minimum Tax)                 BBB+      8/99 at 102       1,705,584
      19,025,000   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1990 Series A, 6.000%, 4/01/20              A      4/00 at 100      19,041,552
       4,385,000   Boston Housing Development Corporation,
                    Mortgage Revenue Refunding Bonds, Series 1994A
                    (FHA Insured Mortgage Loans-Section 8 Assisted
                    Projects), 5.500%, 7/01/24                               Aaa      1/04 at 102       4,126,022
       6,300,000   Somerville Housing Authority, Mortgage Revenue
                    Bonds, Series 1990 (GNMA Collateralized -
                    Clarendon Hill Towers Project), 7.950%, 11/20/30         AAA      5/00 at 102       6,667,101
-----------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 1.6%
       7,890,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (The Detroit Medical Center
                    Obligated Group), Series 1991A, 7.500%, 8/15/11            A      8/01 at 102       8,640,181
       3,625,000   Flowerville Community Schools, Counties of
                    Livingston, Ingham, and Shiawassee, State of
                    Michigan, 1996 School Building and Site Bonds
                    (General Obligation-Unlimited Tax),
                    5.600%, 5/01/26                                          Aaa      5/07 at 100       3,526,291
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MINNESOTA - 1.4%
     $ 4,431,644   The Chicago County Housing and Redevelopment
                    Authority, The Southcentral Multi-County
                    Housing and Redevelopment Authority, The Stearns
                    County Housing and Redevelopment Authority,
                    Single Family Mortgage Revenue Bonds, FNMA,
                    Series 1994B, 7.050%, 9/01/27 (Alternate
                    Minimum Tax)                                             AAA 3/04 at 102 27/32     $ 4,694,042
                   The Dakota, Washington, and Stearns Counties
                    Housing and Redevelopment Authority, Single
                    Family Mortgage Revenue Refunding Bonds
                    (Fannie Mae Mortgage-Backed Securities Program),
                    Series 1994A:
       3,195,000    6.600%, 9/01/17 (Alternative Minimum Tax)                AAA      3/04 at 102       3,313,566
       2,255,000    6.700%, 3/01/21 (Alternative Minimum Tax)                AAA      3/04 at 102       2,346,125
-----------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 0.2%
       1,465,000   Goodman Housing Development Corporation, 1991
                    Multifamily Mortgage Revenue Refunding Bonds
                    (Goodhaven Manor-FHA Insured Mortgage,
                    Section 8 Assisted Project), Series A,
                    7.625%, 2/01/22                                          AAA      8/01 at 100       1,537,898
-----------------------------------------------------------------------------------------------------------------
                   NEBRASKA - 1.5%
      10,550,000   Nebraska Investment Finance Authority, Single
                    Family Housing Revenue Bonds, 1995 Series A,
                    6.800%, 3/01/35 (Alternative Minimum Tax)                AAA  3/05 at 101 1/2      10,931,172
-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 1.4%
      10,000,000   Clark County School District, Nevada, General
                    Obligation (Limited Tax), School Improvement
                    Bonds, Series 1996, 6.000%, 6/15/15                      Aaa      6/06 at 101      10,239,200
-----------------------------------------------------------------------------------------------------------------
                   NEW JERSEY - 2.5%
       4,420,000   New Jersey Housing and Mortgage Finance Agency,
                    Section 8 Bonds, 1991 Series A, 6.850%, 11/01/06         AA+     11/01 at 102       4,718,925
      14,125,000   The Pollution Control Financing Authority of Salem
                    County, Pollution Control Revenue Refunding
                    Bonds, 1993 Series C (Public Service Electric and
                    Gas Company Project), 5.550%, 11/01/33                   Aaa     11/03 at 102      13,458,300
-----------------------------------------------------------------------------------------------------------------
                   NEW MEXICO - 2.3%
       1,690,000   New Mexico Mortgage Finance Authority, Single
                    Family Mortgage Program Senior Bonds, 1989
                    Series A (Federally Insured or Guaranteed Mortgage
                    Loans), 7.800%, 3/01/21 (Alternative Minimum Tax)        AA-      9/99 at 102       1,758,732
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW MEXICO (CONTINUED)
    $ 14,050,000   City of Farmington, New Mexico, Pollution Control
                    Refunding Revenue Bonds (Southern California
                    Edison Company Four Corners Project), 1991
                    Series A, 7.200%, 4/01/21                                 A+      4/01 at 102    $ 15,148,429
-----------------------------------------------------------------------------------------------------------------
                   NEW YORK - 8.1%
       6,000,000   New York Local Government Assistance Corporation
                    (A Public Benefit Corporation of the State of
                    New York), Series 1991D Bonds, 7.000%, 4/01/18
                    (Pre-refunded to 4/01/02)                                Aaa      4/02 at 102       6,668,400
                   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1991 Series B:
         595,000    7.600%, 2/15/06                                         Baa1      8/01 at 102         654,310
         580,000    7.600%, 8/15/06                                         Baa1      8/01 at 102         637,814
       1,980,000    7.625%, 8/15/17                                         Baa1      8/01 at 102       2,170,436
                   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1991 Series D:
       5,380,000    7.400%, 2/15/18 (Pre-refunded to 2/15/02)               BBB+      2/02 at 102       6,029,312
          40,000    7.400%, 2/15/18                                         Baa1      2/02 at 102          43,731
       1,750,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home, FHA
                    Insured Mortgage Revenue Bonds, 1988,
                    8.000%, 2/15/28 (Pre-refunded to 8/15/98)                AAA      8/98 at 102       1,868,878
                   New York State Medical Care Facilities Finance Agency, Mental
                    Health Services Facilities Improvement Revenue Bonds, 1991
                    Series B:
       1,020,000    7.600%, 2/15/06 (Pre-refunded to 8/15/01)               BBB+      8/01 at 102       1,145,491
       1,010,000    7.600%, 8/15/06 (Pre-refunded to 8/15/01)               BBB+      8/01 at 102       1,134,260
       5,970,000    7.625%, 8/15/17 (Pre-refunded to 8/15/01)               BBB+      8/01 at 102       6,710,161
       6,000,000   New York State Urban Development Corporation,
                    Correctional Capital Facilities Revenue Bonds,
                    Series 2, 7.500%, 1/01/18 (Pre-refunded to 1/01/01)      Aaa      1/01 at 102       6,670,500
       3,410,000   State of New York Mortgage Agency, Mortgage
                    Revenue Bonds, Ninth Series B, 8.000%, 10/01/02
                    (Alternative Minimum Tax)                                 Aa      7/97 at 102       3,487,953
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series F, Tax-Exempt Bonds:
       4,600,000    8.250%, 11/15/10 (Pre-refunded to 11/15/01)              Aaa 11/01 at 101 1/2       5,310,470
         400,000    8.250%, 11/15/10                                        Baa1 11/01 at 101 1/2         450,156
       7,130,000    8.250%, 11/15/15 (Pre-refunded to 11/15/01)              Aaa 11/01 at 101 1/2       8,231,229
         620,000    8.250%, 11/15/15                                        Baa1 11/01 at 101 1/2         701,487
       9,290,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series G, 6.000%, 10/15/26                  Baa1     10/07 at 101       9,021,240
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NORTH CAROLINA - 2.4%
    $ 18,555,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding
                    Series 1993 B, 5.500%, 1/01/17                           Aaa      1/03 at 100    $ 17,894,813
-----------------------------------------------------------------------------------------------------------------
                   OHIO - 0.7%
       2,865,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1989D, 8.500%, 11/15/00 (Alternative
                    Minimum Tax)                                             N/R     11/97 at 101       2,931,353
       1,355,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1989C, 8.400%, 11/15/09 (Alternative
                    Minimum Tax)                                             N/R     11/00 at 102       1,411,016
         465,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1990D, 8.500%, 5/15/00 (Alternative
                    Minimum Tax)                                             N/R     No Opt. Call         512,653
-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 5.1%
      14,200,000   Oklahoma County Home Finance Authority
                    (Oklahoma County, Oklahoma), Single Family
                    Mortgage Revenue Refunding Bonds, 1991
                    Series A, 8.750%, 7/01/12                                 A1      7/01 at 102      14,958,990
      21,025,000   Trustees of the Tulsa Municipal Airport Trust,
                    Revenue Bonds, Series 1991, 7.600%, 12/01/30
                    (Alternative Minimum Tax)                               Baa2      6/01 at 102      22,610,706
-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 1.9%
       3,000,000   Pennsylvania Higher Education Assistance Agency
                    Student Loan Revenue Bonds, Fixed Rate Bonds,
                    1991 Series C, 7.150%, 9/01/21 (Alternative
                    Minimum Tax)                                             Aaa      9/01 at 102       3,164,430
      10,000,000   City of Philadelphia, Pennsylvania, Water and Sewer
                    Revenue Bonds, Sixteenth Series, 7.000%, 8/01/18
                    (Pre-refunded to 8/01/01)                                AAA      8/01 at 100      10,858,200
-----------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 0.5%
       3,580,000   Rhode Island Housing and Mortgage Finance
                    Corporation, Homeownership Opportunity Bonds,
                    8.200%, 10/01/17 (Alternative Minimum Tax)               AA+     10/98 at 102       3,676,159
-----------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 0.7%
       5,000,000   Oconee County, South Carolina, Pollution Control
                    Facilities Revenue Refunding Bonds, Series 1993
                    (Duke Power Company Project), 5.800%, 4/01/14            Aa2      4/03 at 102       5,046,450
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   SOUTH DAKOTA - 2.0%
     $ 5,000,000   South Dakota Housing Development Authority,
                    Homeownership Mortgage Bonds, 1996 Series D,
                    6.300%, 5/01/27 (Alternative Minimum Tax)                AAA     11/06 at 102     $ 5,057,050
       7,790,000   City of Sioux Falls, South Dakota, Variable Rate
                    Demand Industrial Revenue Refunding Bonds,
                    Series 1989 (Great Plains Hotel Corporation
                    Project), 8.500%, 11/01/16 (Alternative Minimum
                    Tax) (Pre-refunded to 10/15/14)                          AAA     10/14 at 100       9,944,636
-----------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 2.4%
       9,525,000   Tennessee Housing Development Agency,
                    Homeownership Program Bonds, Issue V,
                    7.650%, 7/01/22 (Alternative Minimum Tax)                 AA      7/01 at 102       9,953,339
       7,220,000   The Metropolitan Government of Nashville and
                    Davidson County (Tennessee), General Obligation
                    Multi-Purpose Improvement Bonds, Series 1994,
                    6.150%, 5/15/25                                           Aa      5/02 at 102       7,471,545
-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 7.3%
       9,505,000   City of Austin, Texas, Water, Sewer and Electric
                    Refunding Revenue Bonds, Series 1982,
                    14.250%, 11/15/06 (Pre-refunded to 5/15/97)              Aaa      5/97 at 100       9,545,586
       8,580,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1990A,
                    8.125%, 2/01/20 (Alternative Minimum Tax)               Baa1      2/00 at 102       9,328,777
       6,480,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1989A,
                    8.250%, 1/01/19 (Alternative Minimum Tax)               Baa1      1/99 at 102       6,910,142
       3,500,000   Comal County Health Facilities Development
                    Corporation, Hospital Revenue Refunding Bonds
                    (McKenna Memorial Hospital FHA Insured
                    Project), Series 1991, 7.375%, 1/15/21                   AAA      1/01 at 102       3,719,065
      12,575,000   El Paso Housing Finance Corporation, Single Family
                    Mortgage Revenue Refunding Bonds, Series 1991A,
                    8.750%, 10/01/11                                           A      4/01 at 103      13,970,196
       3,035,000   The Harrison County Finance Corporation, Single
                    Family Mortgage Revenue Refunding Bonds,
                    Series 1991, 8.875%, 12/01/11                              A     12/01 at 103       3,198,799
       2,395,000   Panhandle Regional Housing Finance Corporation,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), Series 1991A,
                    7.500%, 5/01/24 (Alternative Minimum Tax)                AAA      5/01 at 100       2,483,926
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEXAS (CONTINUED)
     $ 4,560,000   Winter Garden Housing Finance Corporation, Single
                    Family Mortgage Revenue Bonds (GNMA and
                    FNMA Mortgage-Backed Securities Program),
                    Series 1994, 6.950%, 10/01/27 (Alternative
                    Minimum Tax)                                             AAA      4/04 at 103     $ 4,769,030
-----------------------------------------------------------------------------------------------------------------
                   UTAH - 4.0%
      16,145,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Bonds, Series 1987B, 7.200%, 7/01/19              A1      7/97 at 102      16,546,203
      13,650,000   Intermountain Power Agency, Power Supply Revenue
                    Refunding Bonds, 1993 Series A, 5.500%, 7/01/20          Aaa      7/03 at 102      12,889,968
-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 10.5%
       5,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1990C, 8.000%, 7/01/17 (Pre-refunded to 7/01/00)         Aaa      7/00 at 102       5,571,950
       4,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1989B, 7.400%, 7/01/09 (Pre-refunded to 1/01/00)         Aaa      1/00 at 102       4,350,400
       2,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1990A, 7.375%, 7/01/12 (Pre-refunded to 7/01/00)         Aaa      7/00 at 102       2,193,600
       5,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 2, Refunding Revenue Bonds, Series
                    1990B, 7.000%, 7/01/12 (Pre-refunded to 7/01/00)         Aaa      7/00 at 102       5,429,350
      10,010,000   Washington Public Power Supply System Nuclear
                    Project No. 2 Refunding Revenue Bonds,
                    Series 1992A, 6.250%, 7/01/12                            Aa1      7/02 at 102      10,231,922
       5,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds,
                    Series 1994A, 5.375%, 7/01/11                            Aa1      7/04 at 102       4,784,500
       3,935,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1993C, 5.375%, 7/01/15                            Aa1      7/03 at 102       3,687,489
                   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1989B:
      24,060,000    7.250%, 7/01/15 (Pre-refunded to 1/01/00)                Aaa      1/00 at 102      26,078,153
       7,560,000    5.500%, 7/01/17                                          Aa1      1/00 at 100       7,049,473
                   Municipality of Metropolitan Seattle (Seattle,
                    Washington), Sewer Refunding Revenue Bonds,
                    Series Z:
       2,160,000    5.450%, 1/01/16                                          Aaa      1/03 at 102       2,047,183
       3,095,000    5.450%, 1/01/17                                          Aaa      1/03 at 102       2,928,706
       2,490,000    5.450%, 1/01/19                                          Aaa      1/03 at 102       2,340,700
       1,800,000    5.450%, 1/01/20                                          Aaa      1/03 at 102       1,689,678

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WISCONSIN - 1.8%
    $ 11,080,000   Wisconsin Center District, Junior Dedicated Tax
                    Revenue Bonds, Series 1996B, 5.750%, 12/15/27              A     12/06 at 101    $ 10,914,354
       2,100,000   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds (Wausau Hospitals, Inc.
                    Project), Series 1991B, 6.700%, 8/15/20                  Aaa      2/01 at 102       2,227,680

    $697,171,644   Total Investments - (cost $686,046,531) - 98.3%                                    728,104,358
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.1%
      $  300,000   Orange County Sanitation District, Certificates of
                    Participation, Variable Rate Demand Bonds,
                    3.750%, 8/01/17+                                      VMIG-1                          300,000
         600,000   Southwest Higher Education Authority, Southern
                    Methodist University Variable Rate Demand Bonds,
                    4.050%, 7/01/15+                                      VMIG-1                          600,000
     $   900,000   Total Temporary Investments - 0.1%                                                     900,000
================   Other Assets Less Liabilities - 1.6%                                                11,698,865
                   Net Assets - 100%                                                                 $740,703,223
                                                                                                     ============
                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               54     $357,995,598             49%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               18       99,001,929             14
  PORTFOLIO OF                        A+                     A1                5       50,650,488              7
  INVESTMENTS                      A, A-              A, A2, A3                9       83,219,983             11
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3               19      112,957,201             16
  TEMPORARY                    Non-rated              Non-rated                5       24,279,159              3
  INVESTMENTS):
  TOTAL                                                                      110     $728,104,358            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN QUALITY INCOME MUNICIPAL FUND, INC. (NQU)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 1.7%
  $   17,000,000   The Industrial Development Board of the Town of
                    Courtland, Pollution Control Refunding Revenue
                    Bonds (Champion International Corporation
                    Project), Series 1995, 6.150%, 6/01/19                  Baa1      6/05 at 102  $   17,062,220
       3,895,000   Jefferson County Board of Education Capital Outlay
                    School Warrants, Series 1997, 5.800%, 2/15/20 (WI)       Aaa      2/07 at 102       3,899,557
-----------------------------------------------------------------------------------------------------------------
                   ALASKA - 2.0%
       2,000,000   Alaska Housing Finance Corporation, Collateralized
                    Bonds, 1991 First Series (Veterans Mortgage
                    Program), Issue A-1, 7.125%, 12/01/30                    Aaa      6/01 at 102       2,079,120
       6,750,000   Alaska Housing Finance Corporation, General
                    Housing Purpose Bonds, 1992 Series A,
                    6.600%, 12/01/23 (Pre-refunded to 12/01/02)               Aa     12/02 at 102       7,384,905
      14,590,000   Alaska State Housing Finance Corporation,
                    Government Purpose Bonds, 1995 Series A,
                    5.875%, 12/01/30                                         Aaa     12/05 at 102      14,224,083
-----------------------------------------------------------------------------------------------------------------
                   ARIZONA - 0.5%
       5,610,000   Yuma Regional Medical Center on behalf of Hospital
                    District No. 1 of Yuma County, Arizona, Hospital
                    Revenue Improvement and Refunding Bond (Yuma
                    Regional Medical Center Project), Series 1992,
                    8.000%, 8/01/17 (Pre-refunded to 8/01/02)                  A  8/02 at 101 1/2       6,484,150
-----------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 0.9%
       3,860,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Refunding Bonds, 1991
                    Series A (FHA Insured or VA Guaranteed Mortgage
                    Loans), 8.000%, 8/15/11                                   AA      8/01 at 103       4,141,664
       6,215,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1995 Series B
                    (Mortgage-Backed Securities Program),
                    6.700%, 7/01/27 (Alternative Minimum Tax)                AAA      7/05 at 102       6,404,993
-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 8.0%
       3,000,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1993 Series C,
                    5.600%, 5/01/33                                           AA      5/03 at 102       2,821,710
       4,075,000   California Housing Finance Agency Home Mortgage
                    Revenue Bonds, 1991 Series G, 7.050%, 8/01/27
                    (Alternative Minimum Tax)                                 Aa      8/01 at 102       4,245,335
      17,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Correctional),
                    1994 Series A (California State of Prison-Monterey
                    County (Soledad II)), 7.000%, 11/01/19
                    (Pre-refunded to 11/01/04)                               Aaa     11/04 at 102      19,519,060
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   CALIFORNIA (CONTINUED)
   $   3,500,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (The Trustees of The California
                    State University), 1992 Series A (Various California
                    State University Projects), 6.625%, 10/01/10
                    (Pre-refunded to 10/01/02)                                 A     10/02 at 102   $   3,854,725
                   Brea Public Financing Authority (Orange County,
                    California), 1991 Tax Allocation Revenue Bonds,
                    Series A (Redevelopment Project AB):
      10,580,000    7.000%, 8/01/15 (Pre-refunded to 8/01/01)                Aaa      8/01 at 102      11,708,886
       4,420,000    7.000%, 8/01/15                                          Aaa      8/01 at 102       4,812,761
       5,000,000   The Community Redevelopment Agency of the City
                    of Los Angeles, California, Central Business
                    District Redevelopment Project Tax Allocation
                    Refunding Bonds, Series G, 6.750%, 7/01/10               BBB      7/97 at 102       5,081,200
       5,000,000   Department of Water and Power of the City of Los
                    Angeles, California, Water Works Revenue Bonds,
                    Issue of 1992, 6.500%, 4/15/32                            Aa      4/02 at 102       5,251,850
       7,210,000   Northern California Power Agency, Hydroelectric
                    Project Number One Revenue Bonds, Refunding
                    Series E, 7.150%, 7/01/24                                 A-      7/98 at 102       7,514,262
       6,950,000   County of Orange, California, 1996 Recovery,
                    Certificates of Participation, Series A,
                    6.000%, 7/01/26                                          Aaa      7/06 at 102       7,031,107
       2,000,000   City of Redwood City Public Financing Authority,
                    1991 Local Agency Revenue Bonds, Series B,
                    7.250%, 7/15/11                                           A-      7/01 at 102       2,175,280
      10,000,000   The City of San Diego, Industrial Development
                    Revenue Refunding Bonds (San Diego Gas &
                    Electric Company), 1993 Series C, 5.900%, 9/01/18        Aaa      9/03 at 102      10,061,200
       9,190,000   City of San Jose Financing Authority (Santa Clara
                    County, California), 1993 Revenue Bonds, Series C
                    (Convention Center Refunding Project),
                    6.400%, 9/01/22                                           A1      9/01 at 102       9,500,071
       3,375,000   Southern California Home Financing Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Mortgage-Backed Securities Program),
                    1991 Issue A, 7.350%, 9/01/24 (Alternative
                    Minimum Tax)                                             AAA      3/01 at 102       3,548,779
-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 5.9%
       4,690,000   Colorado Housing Finance Authority, Multi-Family
                    Housing Insured Mortgage Revenue Bonds, 1979
                    Series A, 6.900%, 10/01/21                                Aa     No Opt. Call       4,700,928
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   COLORADO (CONTINUED)
                   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1990A:
   $   9,920,000    8.500%, 11/15/23 (Alternative Minimum Tax)               Baa     11/00 at 102  $   11,219,421
      17,350,000    8.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/00 at 102      19,206,624
                   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991A:
      12,910,000    8.750%, 11/15/23 (Alternative Minimum Tax)               Baa     11/01 at 102      15,092,823
       4,140,000    8.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/01 at 100       4,590,225
                   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991D:
       4,000,000    7.750%, 11/15/21 (Alternative Minimum Tax)               Baa     11/01 at 102       4,401,960
       4,850,000    7.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/01 at 100       5,066,553
       1,500,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992C,
                    6.350%, 11/15/01 (Alternative Minimum Tax)               Baa     No Opt. Call       1,567,710
       5,110,000   County of Pueblo, Colorado, Hospital Refunding
                    and Improvement Revenue Bonds (Parkview
                    Episcopal Medical Center, Inc. Project), Series
                    1991B, 8.300%, 9/01/11 (Pre-refunded to 9/01/01)         N/R      9/01 at 100       5,772,052
-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 3.8%
       7,725,000   Charoltte County, Florida, Utility System Refunding
                    Revenue Bonds, Series 1996A, 6.200%, 10/01/23            Aaa     10/97 at 100       7,741,995
       5,250,000   Dade County Industrial Development Authority,
                    Solid Waste Disposal Revenue Bonds (Florida
                    Power & Light Company Project), Series 1991,
                    7.150%, 2/01/23 (Alternative Minimum Tax)                AA-      2/01 at 102       5,680,605
      13,650,000   Palm Beach County Health Facilities Authority,
                    Hospital Revenue Refunding Bonds, Series 1988
                    (JFK Medical Center, Inc. Projects),
                    8.875%, 12/01/18 (Pre-refunded to 12/01/98)              N/R     12/98 at 102      14,845,057
       8,485,000   St. Lucie County, Florida, Solid Waste Disposal
                    Revenue Bonds (Florida Power and Light Company
                    Project), Series 1991, 7.150%, 2/01/23
                    (Alternative Minimum Tax)                                AA-      2/01 at 102       9,196,043
                   City of Tampa, Florida, Capital Improvement
                    Program Revenue Bonds, Series 1988A:
       1,665,000    8.000%, 10/01/02                                          AA     10/98 at 100       1,747,451
       5,830,000    8.250%, 10/01/18                                          AA     10/98 at 100       6,128,263
-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 2.9%
                   Clayton County Hospital Authority Revenue Anticipation
                    Certificates (Southern Regional Medical Center Project),
                    Georgia, Series 1991:
       2,900,000    6.500%, 8/01/10                                          Aaa      8/01 at 102       3,087,949
       4,500,000    7.000%, 8/01/13                                          Aaa      8/01 at 102       4,874,670
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   GEORGIA (CONTINUED)
   $   3,000,000   Clayton County Housing Authority, Multifamily
                    Housing Revenue Bonds, Spring Lake Apartments
                    Project, 8.125%, 12/01/05 (Mandatory put 12/01/97)      Baa1     No Opt. Call   $   3,045,090
      15,900,000   The Fulton-De Kalb Hospital Authority, Georgia,
                    Revenue Certificates, Series 1991 (Grady Memorial
                    Hospital), 6.900%, 1/01/20 (Pre-refunded to 1/01/01)     Aaa      1/01 at 102      17,313,510
       7,000,000   County Board of Education of Richmond County
                    (Georgia), General Obligation School Bonds,
                    Series 1997, 5.950%, 11/01/26                            Aaa      5/98 at 100       7,009,730
-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 10.1%
       6,240,000   Illinois Development Finance Authority, Multi-Family
                    Housing Revenue Bonds, Series 1992 (Town and
                    Garden Apartments Project), 7.800%, 3/01/06
                    (Alternative Minimum Tax)                               BBB+      3/02 at 102       6,554,933
      11,000,000   Illinois Health Facilities Authority Hospital Revenue
                    Bonds Series 1993-A (Hinsdale Hospital),
                    7.000%, 11/15/19                                        Baa1     11/03 at 102      11,517,000
      14,500,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1991 (Northwestern Memorial Hospital),
                    6.750%, 8/15/11                                           Aa      8/01 at 102      15,398,420
       3,000,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1991 (Sherman Hospital
                    Project), 6.750%, 8/01/21                                Aaa      8/01 at 102       3,221,520
       5,265,000   Illinois Health Facilities Authority (Rockford
                    Memorial Hospital), Revenue Refunding Bonds,
                    Series 1991A, 6.000%, 8/15/21                            Aaa      8/01 at 100       5,275,267
       3,265,000   Illinois Health Facilities Authority Hospital Revenue
                    Bonds, Series 1993-A (Hinsdale Hospital),
                    9.000%, 11/15/15                                        Baa1     11/00 at 102       3,689,091
       2,835,000   Illinois Housing Development Authority, Section 8
                    Elderly Housing Revenue Bonds (Garden House of
                    Maywood Development), Series 1992,
                    7.000%, 9/01/18                                            A      9/02 at 102       2,963,340
       6,000,000   Central Lake County Joint Action Water Agency,
                    Lake County, Illinois, Water Revenue Bonds, Series
                    1990A, 7.000%, 5/01/19 (Pre-refunded to 5/01/00)         Aaa      5/00 at 102       6,496,320
      10,000,000   Central Lake County Joint Action Water Agency,
                    Lake County, Illinois, Water Revenue Bonds, Series
                    1991, 7.000%, 5/01/20 (Pre-refunded to 5/01/01)          Aaa      5/01 at 102      10,979,100
       7,460,000   City of Chicago, Chicago-O'Hare International
                    Airport, Special Facility Revenue Bonds (United Air
                    Lines, Inc. Project), Series 1984C, 8.200%, 5/01/18     Baa2      5/99 at 103       8,022,708
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
   $   6,540,000   City of Chicago, Chicago-O'Hare International
                    Airport, Special Facility Revenue Bonds (United
                    Air Lines, Inc. Project), Series 1984B,
                    8.850%, 5/01/18                                         Baa2     11/00 at 103   $   7,357,696
      24,430,000   The County of Cook, Illinois, General Obligation
                    Bonds, Series 1991, 6.750%, 11/01/18
                    (Pre-refunded to 11/01/01)                               Aaa     11/01 at 102      26,790,671
       3,590,000   Joliet Regional Port District Airport Facilities,
                    Revenue Bonds, Lewis University Airport, Series
                    97A, 7.250%, 7/01/18 (Alternative Minimum Tax)           N/R      7/07 at 103       3,616,135
      10,500,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1992A,
                    6.125%, 6/01/22                                          Aaa      6/02 at 100      10,572,135
-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 1.3%
       5,905,000   Indiana Health Facility Financing Authority,
                    Hospital Revenue Bonds, Series 1992 (Community
                    Hospitals Projects), 7.000%, 7/01/11
                    (Pre-refunded to 7/01/01)                                Aaa      7/01 at 102       6,492,902
       4,000,000   The Indianapolis Local Public Improvement Bond
                    Bank, Series 1992 D Bonds, 6.500%, 2/01/22                A+      2/98 at 100       4,041,760
       5,125,000   City of Petersburg, Indiana, Pollution Control
                    Refunding Revenue Bonds, Series 1995A
                    (Indianapolis Power & Light Company Project),
                    6.625%, 12/01/24                                         Aa2     12/04 at 102       5,518,139
-----------------------------------------------------------------------------------------------------------------
                   IOWA - 0.4%
       4,500,000   Polk County, Iowa, Health Facilities Revenue Bonds,
                    Catholic Health Corporation (Mercy Health Center
                    of Central Iowa Project), Series 1991,
                    6.750%, 11/01/15                                         Aaa     11/01 at 101       4,809,735
-----------------------------------------------------------------------------------------------------------------
                   KANSAS - 1.6%
                   City of Merriam, Kansas, Hospital Refunding
                    Revenue Bonds, Series 1991B (Shawnee Mission
                    Medical Center, Inc. Project):
       7,380,000    7.250%, 9/01/11 (Pre-refunded to 9/01/01)                 A-      9/01 at 102       8,185,896
      10,000,000    7.250%, 9/01/21 (Pre-refunded to 9/01/01)                 A-      9/01 at 102      11,092,000
-----------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 2.3%
       3,000,000   Kentucky Development Finance Authority, Hospital
                    Facilities Revenue Bonds, Series 1991 (St. Claire
                    Medical Center, Inc. Project), 7.125%, 9/01/21
                    (Pre-refunded to 9/01/01)                                N/R      9/01 at 102       3,309,390
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   KENTUCKY (CONTINUED)
  $   10,225,000   Kentucky Housing Corporation, Housing Revenue
                    Bonds (Federally Insured or Guaranteed Mortgage
                    Loans), 1995 Series B, 6.625%, 7/01/26
                    (Alternative Minimum Tax)                                Aaa      1/05 at 102  $   10,558,846
      10,000,000   City of Danville, Kentucky, Multi-City Lease
                    Revenue Bonds (Louisville and Jefferson County
                    Metropolitan Sewer District Sewer and Drainage
                    System Revenue Project), Fixed Rate Series 1991-G,
                    6.800%, 3/01/19 (Pre-refunded to 3/01/02)                Aaa      3/02 at 102      11,000,800
       2,950,000   Greater Kentucky Housing Assistance Corporation,
                    Mortgage Revenue Refunding Bonds, Series 1992B
                    (FHA Insured Mortgage Loans-Section 8 Assisted
                    Projects), 7.625%, 1/01/25                               Aaa      1/00 at 102       3,104,698
-----------------------------------------------------------------------------------------------------------------
                   MARYLAND - 1.8%
                   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1991 Fourth Series:
      13,235,000    7.450%, 4/01/20 (Alternative Minimum Tax)                 Aa      4/01 at 102      13,892,647
       3,990,000    7.450%, 4/01/32 (Alternative Minimum Tax)                 Aa      4/01 at 102       4,179,485
       3,385,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Multi-Family
                    Housing Revenue Bonds (Insured Mortgage Loans),
                    1991 Series E, 7.100%, 5/15/28                            Aa      5/01 at 102       3,520,908
-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 4.8%
                   Massachusetts Bay Transportation Authority, General
                    Transportation System Bonds, 1991 Series A:
      10,225,000    7.000%, 3/01/11 (Pre-refunded to 3/01/01)                Aaa      3/01 at 102      11,210,077
      19,600,000    7.000%, 3/01/22 (Pre-refunded to 3/01/01)                Aaa      3/01 at 102      21,488,264
       5,100,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, New England Medical
                    Center Hospital Issue, Series F, 6.625%, 7/01/25         Aaa      7/02 at 102       5,430,480
      15,000,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds (SEMASS Project), Series
                    1991A, 9.000%, 7/01/15                                   N/R      7/01 at 103      16,814,850
       3,300,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds, Semass Project, Series
                    1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)         N/R      7/01 at 103       3,699,267
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MICHIGAN - 3.4%
   $   5,000,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Bonds (The Detroit Medical Center
                    Obligated Group), Series 1991A, 7.500%, 8/15/11            A      8/01 at 102   $   5,475,400
      17,875,000   Michigan Strategic Fund Limited Obligation
                    Refunding Revenue Bonds (The Detroit Edison
                    Company Pollution Control Bonds Project),
                    Collateralized Series 1991DD, 6.875%, 12/01/21           Aaa     12/01 at 102      19,307,145
       8,500,000   Michigan Strategic Fund, Limited Obligation
                    Revenue Bonds (Waste Management, Inc. Project),
                    Series 1992, 6.625%, 12/01/12  (Alternative
                    Minimum Tax)                                              A1     12/02 at 102       9,078,765
       7,000,000   City of Grand Rapids, Michigan, Water Supply
                    System Refunding Revenue Bonds Series 1991,
                    6.250%, 1/01/11                                          Aaa      1/01 at 102       7,295,260
-----------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 1.0%
       4,835,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1994 Series J, 6.950%, 7/01/26
                    (Alternative Minimum Tax)                                AA+      1/04 at 102       5,055,041
       3,655,000   The Dakota County Housing and Redevelopment
                    Authority, The Washington County Housing and
                    Redevelopment Authority, and The City of
                    Bloomington, Minnesota, Single Family Residential
                    Mortgage Revenue Bonds (GNMA Mortgage-Backed
                    Program), Series 1988, 8.450%, 9/01/19
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       4,522,880
       2,460,000   Washington County Housing and Redevelopment
                    Authority, Multifamily Housing Revenue Bonds
                    (FHA Insured Mortgage Loan-Cottages Phase III
                    Project), Series 1991, 7.650%, 8/01/32 (Alternative
                    Minimum Tax)                                             AAA      8/01 at 102       2,613,012
-----------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 0.6%
       3,385,000   Canton Housing Development Corporation, 1990
                    Multifamily Mortgage Revenue Refunding Bonds
                    (Canton Estates Apartments Project - FHA Insured
                    Mortgage, Section 8 Assisted Project), Series A,
                    7.750%, 8/01/24                                          AAA     No Opt. Call       4,065,385
       1,235,000   Charter Mortgage Corporation, 1990 Multifamily
                    Mortgage Revenue Refunding Bonds (Church
                    Garden Apartments - FHA Insured Mortgage,
                    Section 8 Assisted Project), Series A,
                    7.750%, 8/01/21                                          AAA      8/01 at 100       1,471,589
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MISSISSIPPI (CONTINUED)
   $   1,355,000   Pearl Housing Development Corporation, 1990
                    Multifamily Mortgage Revenue Refunding Bonds
                    (Rose Garden Apartments Project - FHA Insured
                    Mortgage, Section 8 Assisted Project), Series A,
                    7.750%, 8/01/22                                          AAA      2/01 at 100   $   1,410,487
-----------------------------------------------------------------------------------------------------------------
                   MISSOURI - 1.8%
                   Health and Educational Facilities Authority of the State of
                    Missouri, Health Facilities Refunding and Improvement
                    Revenue Bonds (Heartland Health System's Project), Series
                    1989:
       3,070,000    7.625%, 10/01/00                                        BBB+ 10/99 at 102 1/2       3,333,406
       6,500,000    8.125%, 10/01/10                                        BBB+ 10/99 at 102 1/2       7,131,085
                   The Industrial Development Authority of the County
                    of Jackson, State of Missouri, Health Care System
                    Revenue Bonds, St. Mary's Hospital of Blue Springs
                    Issue, Series 1994:
       5,730,000    6.500%, 7/01/12                                         Baa1      7/02 at 102       5,820,362
       5,605,000    7.000%, 7/01/22                                         Baa1      7/02 at 102       5,849,546
-----------------------------------------------------------------------------------------------------------------
                   MONTANA - 0.6%
       7,000,000   City of Forsyth, Rosebud County, Montana, Pollution
                    Control Revenue Refunding Bonds (Puget Sound
                    Power & Light Company Colstrip Project), Series
                    1992, 7.050%, 8/01/21                                    Aaa      8/01 at 102       7,598,780
-----------------------------------------------------------------------------------------------------------------
                   NEBRASKA - 1.6%
      11,000,000   Nebraska Investment Finance Authority, Single
                    Family Housing Revenue Bonds, 1995 Series A,
                    6.800%, 3/01/35 (Alternative Minimum Tax)                AAA  3/05 at 101 1/2      11,397,430
       8,000,000   Nebraska Investment Finance Authority, Single
                    Family Housing Revenue Bonds, 1995 Series B,
                    6.450%, 3/01/35 (Alternative Minimum Tax)                AAA  3/05 at 101 1/2       8,097,840
-----------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 0.6%
       2,445,000   New Hampshire Housing Finance Authority, Single
                    Family Residential Mortgage Bonds, 1988 Series A,
                    8.500%, 7/01/14 (Alternative Minimum Tax)                 Aa      7/98 at 103       2,556,737
       4,435,000   New Hampshire Housing Finance Authority, Single
                    Family Residential Mortgage Bonds, 1991 Series C,
                    7.100%, 1/01/23                                           Aa      7/01 at 102       4,638,833
-----------------------------------------------------------------------------------------------------------------
                   NEW JERSEY - 1.1%
      13,000,000   Pollution Control Financing Authority of Camden
                    County (Camden County, New Jersey), Solid Waste
                    Disposal and Resource Recovery System Revenue
                    Bonds, Series 1991 D, 7.250%, 12/01/10                    Ba     12/01 at 102      13,424,840
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW YORK - 12.3%
                   Dormitory Authority of the State of New York, State
                    University Educational Facilities, Revenue Bonds,
                    Series 1990A:
  $   13,000,000    7.400%, 5/15/01                                         Baa1      5/00 at 102  $   13,956,670
      11,750,000    7.700%, 5/15/12 (Pre-refunded to 5/15/00)                Aaa      5/00 at 102      12,979,050
       8,325,000   Dormitory Authority of the State of New York,
                    Menorah Campus, Inc., FHA-Insured Mortgage
                    Revenue Bonds, Series 1991, 7.400%, 2/01/31               AA      8/01 at 102       9,103,554
      21,075,000   New York Local Government Assistance Corporation,
                    New York, Series 1991B, 7.500%, 4/01/20
                    (Pre-refunded to 4/01/01)                                Aaa      4/01 at 102      23,551,313
                   New York State Medical Care Facilities Finance
                    Agency, FHA-Insured Mortgage Project Revenue
                    Bonds, 1995 Series F:
       4,400,000    6.200%, 8/15/15                                           Aa      8/05 at 102       4,505,380
       4,250,000    6.300%, 8/15/25                                           Aa      8/05 at 102       4,384,258
       8,000,000   New York State Medical Care Facilities Finance
                    Agency, New York Hospital FHA-Insured Mortgage
                    Revenue Bonds, 1994 Series A (AMBAC Insured
                    Series), 6.500%, 8/15/29                                 Aaa      2/05 at 102       8,465,120
       5,000,000   New York State Medical Care Facilities Finance
                    Agency, Brookdale Hospital Medical Center Secured
                    Hospital Revenue Bonds, 1995 Series A,
                    6.850%, 2/15/17                                          Baa      2/05 at 102       5,257,000
       8,025,000   New York State Thruway Authority, General Revenue
                    Bonds, Series C, 6.000%, 1/01/25                         Aaa      1/05 at 102       8,126,918
       2,180,000   N.F. Housing and Commercial Rehabilitation
                    Corporation, 1992 Multifamily Mortgage Revenue
                    Refunding Bonds (FHA Insured Mortgage,
                    Section 8 Assisted Project), 7.350%, 8/01/23              AA     No Opt. Call       2,471,728
       2,090,000   The City of New York (New York), General
                    Obligation Bonds, Fiscal 1992 Series H,
                    7.000%, 2/01/18                                         Baa1  2/02 at 101 1/2       2,211,617
       6,000,000   The City of New York (New York), General
                    Obligation Bonds, Fiscal 1993 Series B,
                    6.750%, 10/01/17                                        Baa1 10/02 at 101 1/2       6,282,360
       6,750,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series F, 6.625%, 2/15/25                   Baa1      2/05 at 101       6,989,963
      11,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series J (Subseries J-1), 6.000%, 2/15/24   Baa1  2/06 at 101 1/2      10,734,130
       6,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series H, 6.125%, 8/01/25                   Baa1      8/07 at 101       5,943,600
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW YORK (CONTINUED)
                   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series B:
   $   2,235,000    7.250%, 8/15/19 (Pre-refunded to 8/15/04)               Baa1      8/04 at 101   $   2,558,159
       3,265,000    7.250%, 8/15/19                                         Baa1      8/04 at 101       3,596,071
      14,190,000   New York City, New York, Municipal Water Finance
                    Authority, Water and Sewer System Revenue Bonds,
                    Fiscal 1996 Series A, 5.875%, 6/15/25                    Aaa      6/05 at 101      14,264,072
       3,395,000   Penfield-Crown Oak Housing Development
                    Corporation, 1991 Multifamily Mortgage Revenue
                    Refunding Bonds (Crown Oak Estates - FHA
                    Insured Mortgage, Section 8 Assisted Project),
                    Series A, 7.350%, 8/01/23                                AAA      2/03 at 100       3,576,021
-----------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 0.9%
      10,500,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding Series
                    1991 A, 6.250%, 1/01/03                                 Baa1      1/02 at 102      10,883,355
-----------------------------------------------------------------------------------------------------------------
                   OHIO - 1.0%
       6,595,000   Ohio Housing Finance Agency, Residential Mortgage
                    Revenue Bonds (GNMA Mortgage-Backed
                    Securities Program), 1995 Series A-2,
                    6.625%, 3/01/26 (Alternative Minimum Tax)                AAA      3/05 at 102       6,798,390
       4,800,000   County of Butler, Ohio, Hospital Facilities Revenue
                    Refunding and Improvement Bonds, Series 1991
                    (Fort Hamilton-Hughes Memorial Hospital
                    Center), 7.500%, 1/01/10                                 Baa      1/02 at 102       5,110,368
-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 4.9%
      14,380,000   Oklahoma County Home Finance Authority
                    (Oklahoma County, Oklahoma), Single Family
                    Mortgage Revenue  Refunding Bonds, 1991
                    Series A, 8.750%, 7/01/12                                 A1      7/01 at 102      15,148,611
      17,510,000   Pottawatomie County Home Finance Authority
                    (Oklahoma), Municipal Refunding, Collateralized
                    Mortgage Obligations (MR CMO), Series 1991 A,
                    8.625%, 7/01/10                                          Aaa     No Opt. Call      22,732,358
      10,000,000   Trustees of the Tulsa Municipal Airport Trust, 1988
                    Adjustable Rate Revenue Obligations,
                    7.375%, 12/01/20 (Alternative Minimum Tax)              Baa2     12/00 at 102      10,611,500
      10,100,000   Trustees of the Tulsa Municipal Airport Trust,
                    Revenue Bonds, Series 1991, 7.600%, 12/01/30
                    (Alternative Minimum Tax)                               Baa2      6/01 at 102      10,861,742
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   PENNSYLVANIA - 0.6%
                   Falls Township Hospital Authority, Refunding Revenue Bonds,
                    The Delaware Valley Medical Center Project (FHA Insured
                    Mortgage), Series 1992:
   $   4,215,000    6.900%, 8/01/11                                          AAA      8/02 at 102   $   4,485,266
       3,000,000    7.000%, 8/01/22                                          AAA      8/02 at 102       3,201,570
-----------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 0.5%
       5,260,000   Rhode Island Housing and Mortgage Finance
                    Corporation, Mortgage Finance Revenue Bonds,
                    1988 Series A (Corporation Supplemental Insurance
                    Program), 8.250%, 10/01/08                                A1      4/98 at 102       5,465,982
-----------------------------------------------------------------------------------------------------------------
                   SOUT CAROLINA - 0.6%
       6,500,000   Lexington County Health Services District, Inc.,
                    South Carolina, Hospital Revenue Bonds, Series
                    1991, 6.750%, 10/01/18                                   Aaa     10/01 at 102       6,992,505
-----------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 1.1%
       2,020,000   Metropolitan Government Nashville and Davidson
                    County Water and Sewer System, 7.000%, 1/01/14            A1      1/98 at 100       2,044,785
      10,300,000   Metropolitan Nashville Airport Authority (Tennessee),
                    Airport Improvement Revenue Bonds, Refunding
                    Series 1991C, 6.625%, 7/01/07                            Aaa      7/01 at 102      11,095,778
-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 6.3%
      14,360,000   Alliance Airport Authority, Inc., Special Facilities
                    Revenue Bonds, Series 1990 (American Airlines,
                    Inc. Project), 7.500%, 12/01/29 (Alternative
                    Minimum Tax)                                            Baa2     12/00 at 102      15,320,684
                   Arlington Independent School District (Tarrant
                    County, Texas), Unlimited Tax Refunding and
                    Improvement Bonds, Series 1995:
      11,635,000    0.000%, 2/15/11                                          Aaa 2/05 at 71 30/32       5,363,153
      13,985,000    0.000%, 2/15/14                                          Aaa 2/05 at 58 22/32       5,207,315
       5,000,000   Brazos River Authority (Texas), Collateralized
                    Revenue Refunding Bonds (Houston Lighting and
                    Power Company Project), Series 1988D,
                    7.750%, 10/01/15                                          A-     10/98 at 102       5,271,850
       5,600,000   Dallas-Forth Worth International Airport Facility
                    Improvement Corporation, American Airlines, Inc.
                    Revenue Bonds, Series 1990, 7.500%, 11/01/25
                    (Alternative Minimum Tax)                               Baa2     11/00 at 102       5,956,160
      10,390,000   Fort Worth Housing Finance Corporation, Home
                    Mortgage Revenue Refunding Bonds, Series 1991A,
                    8.500%, 10/01/11                                          Aa     10/01 at 103      11,285,514
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   TEXAS (CONTINUED)
   $   7,815,000   City of Houston, Texas, Airport System Subordinate
                    Lien Revenue Bonds, Series 1991B, 6.625%, 7/01/22        Aaa      7/01 at 102   $   8,372,913
                   City of Houston, Texas, Water and Sewer System,
                    Junior Lien Revenue Refunding Bonds, Series 1991C:
       1,155,000    6.375%, 12/01/17 (Pre-refunded to 12/01/01)              Aaa     12/01 at 102       1,250,842
      17,345,000    6.375%, 12/01/17                                         Aaa     12/01 at 102      18,061,349
-----------------------------------------------------------------------------------------------------------------
                   VERMONT - 0.7%
                   Vermont Housing Finance Agency, Single Family
                    Housing Bonds, Series 2:
       1,595,000    6.875%, 5/01/25 (Alternative Minimum Tax)                 A1     11/01 at 102       1,640,745
       6,405,000    7.300%, 5/01/25 (Alternative Minimum Tax)                 A1     11/01 at 102       6,651,593
-----------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 1.2%
      10,500,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series A,
                    7.150%, 1/01/33                                          Aa1      1/02 at 102      10,894,275
       3,860,000   Industrial Development Authority of the City of
                    Roanoke, Virginia, Hospital Revenue Bonds
                    (Roanoke Memorial Hospitals, Community
                    Hospital of Roanoke Valley and Franklin Memorial
                    Hospital Project), Series 1990, 6.500%, 7/01/25
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 100       4,067,281
-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 7.3%
       4,750,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1991 (Yakima Valley
                    Memorial Hospital Association, Yakima),
                    7.250%, 1/01/21 (Pre-refunded to 1/01/01)                  A      1/01 at 102       5,212,460
      15,100,000   Washington Public Power Supply System, Nuclear
                    Project No. 2, Refunding Revenue Bonds, Series
                    1990B, 7.000%, 7/01/12 (Pre-refunded to 7/01/00)         Aaa      7/00 at 102      16,396,636
       4,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1994A, 5.375%, 7/01/11                                   Aa1      7/04 at 102       3,827,600
      14,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1989B, 7.400%, 7/01/09 (Pre-refunded to 1/01/00)         Aaa      1/00 at 102      15,770,200
       3,010,000   Camas School District No. 117, Clark County,
                    Washington, Unlimited Tax General Obligation
                    Bonds, 1995, 6.000%, 12/01/14                            Aaa     12/05 at 100       3,075,587
       4,185,000   Douglas County Public Utility District No. 1 Wells
                    Hydroelectric Project, 8.750%, 9/01/18                    A+      9/06 at 106       5,316,790

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   WASHINGTON (CONTINUED)
  $   12,415,000   Federal Way School District No. 210, King County,
                    Washington, Unlimited Tax General Obligation
                    Bonds, 1991, 6.950%, 12/01/11 (Pre-refunded
                    to 12/01/03)                                              A1     12/03 at 100  $   13,806,348
                   Municipality of Metropolitan Seattle (Seattle,
                    Washington), Limited Sales Tax General Obligation
                    Bonds, Series 1991 (Refunding):
       9,810,000    6.625%, 1/01/11                                           Aa      7/97 at 102      10,039,750
      10,310,000    6.875%, 1/01/20                                           Aa      7/97 at 102      10,556,511
       4,000,000   North Thurston School District No. 3, Thurston
                    County, Washington, Unlimited Tax General
                    Obligation Bonds, 1992, 6.500%, 12/01/09                   A     12/02 at 100       4,248,080
-----------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 1.7%
      10,820,000   Wisconsin Health and Educational Facilities
                    Authority, Revenue Bonds, Series 1991-B (Novus
                    Health Group), 6.750%, 12/15/20 (Pre-refunded
                    to 12/15/01)                                             Aaa     12/01 at 102      11,870,621
       1,000,000   Wisconsin Health and Educational Facilities
                    Authority Revenue Bonds, Series 1997 (The
                    Medical College of Wisconsin, Inc. Project),
                    5.750%, 3/01/27                                          Aaa      3/07 at 102         978,280
       7,000,000   Wisconsin Housing and Economic Development
                    Authority, Housing Revenue Bonds, 1992 Series A,
                    6.850%, 11/01/12                                          A1      1/02 at 102       7,318,430
-----------------------------------------------------------------------------------------------------------------
                   WYOMING - 0.6%
       2,390,000   Wyoming Community Development Authority,
                    Single Family Mortgage Bonds, 1991 Series B,
                    7.400%, 6/01/31                                           Aa      6/01 at 102       2,519,441
       4,500,000   Wyoming Community Development Authority,
                    Single Family Mortgage Bonds 1988 Series G
                    (Federally Insured or Guaranteed Mortgage Loans),
                    7.250%, 6/01/21 (Alternative Minimum Tax)                 Aa     11/01 at 103       4,745,700

  $1,128,770,000   Total Investments - (cost $1,114,255,623) - 98.4%                                1,191,459,182
================
                   Other Assets Less Liabilities - 1.6%                                                19,709,844
                   Net-Assets - 100%                                                               $1,211,169,026
                                                                                                   ==============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               62   $  545,210,561             46%
  RATINGS*                  AA+, AA, AA-       Aa1, Aa, Aa2, A3               29      180,392,675             15
  PORTFOLIO OF                        A+                     A1               11       80,013,880              7
  INVESTMENTS:                     A, A-              A, A2, A3               11       62,477,443              5
                         BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               34      261,883,032             22
                            BB+, BB, BB-      Ba1, Ba, Ba2, Ba3                1       13,424,840              1
                               Non-rated              Non-rated                6       48,056,751              4
  TOTAL                                                                      154   $1,191,459,182            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1).

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC. (NPF)
PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ALABAMA - 1.0%
     $ 4,360,000   Alabama Higher Education Loan Corporation, Student
                    Loan Revenue Refunding Bonds, Series 1994-D,
                    5.850%, 9/01/04 (Alternative Minimum Tax)                Aaa     No Opt. Call     $ 4,487,835

-----------------------------------------------------------------------------------------------------------------
                   ALASKA - 0.4%
       1,560,000   Municipality of Anchorage, Alaska, Home Mortgage
                    Revenue Bonds (Mortgage-Backed Securities
                    Program), 1992, 8.000%, 3/01/09                          AAA      3/02 at 102       1,674,504

-----------------------------------------------------------------------------------------------------------------
                   ARIZONA - 5.4%
       5,500,000   Arizona Educational Loan Marketing Corporation,
                    1992 Educational Loan Revenue Bonds, Series B,
                    6.950%, 3/01/01 (Alternative Minimum Tax)                  A     No Opt. Call       5,812,730
       3,650,000   Gilbert Unified School District No. 41 of Maricopa
                    County, Arizona, School Improvement Bonds,
                    Project of 1993, Series C (1994), 6.100%, 7/01/14
                    (Pre-refunded to 7/01/04)                                Aaa      7/04 at 100       3,910,683
      12,035,000   Yuma Regional Medical Center on behalf of Hospital
                    District No. 1 of Yuma County, Arizona, Hospital
                    Revenue Improvement and Refunding Bond (Yuma
                    Regional Medical Center Project), Series 1992,
                    8.000%, 8/01/17 (Pre-refunded to 8/01/02)                  A  8/02 at 101 1/2      13,910,294

-----------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 1.3%
       1,895,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1995 Series B
                    (Mortgage-Backed Securities Program),
                    6.550%, 7/01/18 (Alternative Minimum Tax)                AAA      7/05 at 102       1,958,710
       1,400,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1994 Series C
                    (Mortgage-Backed Securities Program),
                    6.600%, 7/01/17                                          AAA      7/05 at 102       1,463,098
         379,513   Drew County (Arkansas), Pubic Facilities Board,
                    Single Family Mortgage Revenue Refunding Bonds,
                    Series 1993A, 7.900%, 8/01/11                            Aaa      8/03 at 103         406,280
       1,310,000   Residential Housing Facilities Board of Greene
                    County, Arkansas, Subordinated Mortgage Revenue
                    Bonds, Series 1991-1, 7.250%, 1/01/10                     Aa      1/02 at 103       1,388,286
         540,504   Public Facilities Board of Stuttgart, Arkansas, Single
                    Family Mortgage Revenue Refunding Bonds, Series
                    1993A, 7.900%, 9/01/11                                   Aaa      9/03 at 103         586,928

------------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 2.2%
      33,000,000   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A,
                    0.000%, 1/01/17                                          Baa     No Opt. Call       9,612,900

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   COLORADO - 1.5%
                   Colorado Health Facilities Authority, Hospital
                    Refunding Revenue Bonds (National Jewish Center
                    For Immunology and Respiratory Medicine Project),
                    Series 1992:
     $ 1,500,000    6.600%, 2/15/02                                         BBB-     No Opt. Call     $ 1,464,915
       1,250,000    6.875%, 2/15/12                                         BBB-      2/02 at 102       1,272,363
       3,000,000    7.100%, 2/15/22                                         BBB-      2/02 at 102       3,049,170
         550,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1990A,
                    8.100%, 11/15/00 (Alternative Minimum Tax)               Baa     No Opt. Call         602,828

------------------------------------------------------------------------------------------------------------------
                   CONNECTICUT - 2.2%
       2,275,000   Connecticut Housing Finance Authority, Housing
                    Mortgage Finance Program Bonds, 1994 Series D,
                    Subseries D-2, 6.900%, 5/15/20 (Alternative
                    Minimum Tax)                                              Aa      5/04 at 102       2,382,266
       2,000,000   Connecticut Housing Finance Authority Housing
                    Mortgage Finance Program Bonds, 1996 Series C-2,
                    6.250%, 11/15/18                                          Aa      5/06 at 102       2,051,240
       5,000,000   Connecticut Housing Finance Authority Housing
                    Mortgage Finance Program Bonds, 1997 Series A,
                    Subseries A-4, 6.200%, 11/15/22 (Alternative
                    Minimum Tax)                                              AA      5/06 at 102       4,999,800

------------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 2.8%
       5,250,000   District of Columbia (Washington, D.C.), Hospital
                    Revenue Bonds (National Rehabilitation Hospital,
                    Inc. Issue), Series 1989A, Medlantic Healthcare
                    Group, 7.125%, 11/01/19 (Pre-refunded to 11/01/99)       Aaa     11/99 at 102       5,658,240
       2,000,000   District of Columbia, Hospital Revenue Refunding
                    Bonds (Washington Hospital Center Issue), Series
                    1992A, 7.000%, 8/15/05                                  Baa1      8/02 at 102       2,126,980
                   District of Columbia Housing Finance Agency,
                    Multifamily Housing Refunding Revenue Bonds,
                    Series 1992B (FHA Insured Mortgage Loan-Section
                    8 Assisted Project):
         920,000    7.200%, 9/01/12                                           Aa      9/02 at 102         974,574
       3,505,000    7.250%, 3/01/24                                           Aa      9/02 at 102       3,687,295

------------------------------------------------------------------------------------------------------------------
                   FLORIDA - 1.4%
       1,880,000   State of Florida, Full Faith and Credit, State Board
                    of Education, Public Education Capital Outlay
                    Bonds, Series 1991-B, 6.700%, 6/01/22
                    (Pre-refunded to 6/01/01)                                Aaa      6/01 at 101       2,031,942
       4,000,000   Dade County, Florida, Aviation Bonds, Series 1996A,
                    5.750%, 10/01/18 (Alternative Minimum Tax)               Aaa     10/06 at 102       3,944,080

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   GEORGIA - 0.6%
     $ 2,000,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series EE, 7.250%, 1/01/24                Aaa     No Opt. Call     $ 2,439,580

------------------------------------------------------------------------------------------------------------------
                   IDAHO - 0.3%
       1,500,000   Idaho Housing and Finance Association, Single
                    Family Mortgage Bonds, 1996 Series E,
                    6.350%, 7/01/14 (Alternative Minimum Tax)                 Aa      7/06 at 102       1,521,405

------------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 15.6%
                   Illinois Development Finance Authority, Multi-Family Housing
                    Bonds, Series 1990 (Affordable Housing Preservation
                    Foundation Project), Subseries B (FHA Insured Mortgage Loans
                    Lawless Gardens Project):
         600,000    7.650%, 7/01/07                                          AAA      1/02 at 105         662,490
       5,270,000    7.650%, 12/31/31                                         AAA      1/02 at 105       5,739,241
       8,580,000   Illinois Development Finance Authority, Multi-family
                    Housing Revenue Bonds, Series 1992 (Town and
                    Garden Apartments Project), 7.800%, 3/01/06
                    (Alternative Minimum Tax)                               BBB+      3/02 at 102       9,013,033
       7,400,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992 (Trinity Medical Center),
                    7.000%, 7/01/12                                          BBB      7/02 at 102       7,641,758
         125,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1992A (Evangelical
                    Hospitals Corporation), 6.750%, 4/15/12
                    (Pre-refunded to 4/15/02)                                AA-      4/02 at 102         136,946
         740,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1992A (Evangelical
                    Hospitals Corporation), 6.750%, 4/15/12                  AA-     No Opt. Call         825,818
       4,790,000   Illinois Housing Development Authority, Section 8
                    Elderly Housing Revenue Bonds (Garden House
                    of Maywood Development), Series 1992,
                    7.000%, 9/01/18                                            A      9/02 at 102       5,006,843
         810,000   Illinois Housing Development Authority, Section 8
                    Elderly Housing Revenue Bonds (Morningside
                    North Development), Series 1992D,
                    6.600%, 1/01/07                                            A      1/03 at 102         850,784
       6,390,000   State of Illinois, Build Illinois Bonds (Sales Tax
                    Revenue Bonds), Series S, 6.800%, 6/15/12
                    (Pre-refunded to 6/15/00)                                Aaa      6/00 at 102       6,896,535
       4,500,000   City of Chicago (Illinois), General Obligation
                    Adjustable Rate Bonds, Central Public Library
                    Project, Series C of 1988, 6.850%, 1/01/17
                    (Pre-refunded to 7/01/02)                                Aaa  7/02 at 101 1/2       4,960,530

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   ILLINOIS (CONTINUED)
     $ 8,075,000   Town of Cicero, Cook County, Illinois, General
                    Obligation Tax Increment Bonds, Series 1995A,
                    8.125%, 12/01/12 (Pre-refunded to 12/01/04)              N/R     12/04 at 102     $ 9,598,995
       2,000,000   Onterie Center Housing Finance Corporation (An
                    Illinois Not For Profit Corporation), Mortgage
                    Revenue Refunding Bonds, Series 1992A (FHA
                    Insured Mortgage Loan-Onterie Center Project),
                    7.050%, 7/01/27                                          Aaa      7/02 at 102       2,106,780
       2,835,000   Village of Sugar Grove, Kane County, Illinois,
                    Waterworks and Sewerage Refunding Revenue
                    Bonds, Series 1992, 7.500%, 5/01/17                      N/R      5/02 at 102       3,026,277
       5,815,000   Town of Wood River, Wood River Township Hospital,
                    Madison County, Illinois, General Obligation
                    Bonds (Alternate Revenue Source), Series 1993,
                    6.625%, 2/01/14                                          BBB      2/04 at 102       6,166,575
       5,760,000   Town of Wood River, Wood River Township Hospital,
                    Madison County, Illinois, General Obligation Tort
                    Immunity Bonds, Series 1993, 6.500%, 2/01/14             BBB      2/04 at 102       6,055,258

------------------------------------------------------------------------------------------------------------------
                   INDIANA - 1.2%
       2,000,000   City of Indianapolis, Indiana, Exempt Facility
                    Revenue Bonds, Series 1991 (Mid America Energy
                    Resources, Inc. Project), 7.250%, 12/01/11
                    (Alternative Minimum Tax)                                 A+      6/99 at 102       2,081,080
       2,860,000   PHM Elementary/Middle School Building
                    Corporation (St. Joseph County, Indiana), First
                    Mortgage Bonds, Series 1994, 6.300%, 1/15/09               A     No Opt. Call       3,066,807

------------------------------------------------------------------------------------------------------------------
                   IOWA - 0.4%
       1,655,000   Iowa Student Loan Liquidity Corporation, Student
                    Loan Revenue Bonds, Senior Series B,
                    5.750%, 12/01/06 (Alternative Minimum Tax)               Aaa     12/02 at 102       1,659,435

------------------------------------------------------------------------------------------------------------------
                   KANSAS - 1.0%
       4,000,000   City of Hutchinson, Kansas, Single Family Mortgage
                    Revenue Refunding Bonds, Series 1992,
                    8.875%, 12/01/12                                           A      6/02 at 103       4,293,320

------------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 1.2%
       5,000,000   Kentucky Rural Economic Development Authority,
                    Economic Development Project Revenue Bonds,
                    Series 1992 (Donnelly Corporation Project),
                    8.125%, 7/01/12 (Alternative Minimum Tax)                N/R      7/02 at 102       5,285,050

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   LOUISIANA - 0.3%
     $ 1,310,000   Louisiana Housing Finance Agency, Mortgage
                    Revenue Bonds (GNMA Collateralized Mortgage
                    Loan-St. Dominic Assisted Care Facility), Series
                    1995, 6.850%, 9/01/25                                    AAA      9/05 at 103     $ 1,400,049

------------------------------------------------------------------------------------------------------------------
                   MAINE - 2.0%
       8,470,000   Maine Educational Loan Marketing Corporation,
                    Subordinate Student Loan Revenue Bonds, Series
                    1994-2, 6.250%, 11/01/06 (Alternative
                    Minimum Tax)                                               A     No Opt. Call       8,970,662

------------------------------------------------------------------------------------------------------------------
                   MARYLAND - 1.4%
       6,000,000   Anne Arundel County, Maryland, Multifamily
                    Housing Revenue Bonds (Woodside Apartments
                    Project), Series 1994, 7.450%, 12/01/24 (Alternative
                    Minimum Tax) (Mandatory put 12/01/03)                   BBB+     No Opt. Call       6,284,640

------------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 6.7%
       1,000,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, Brigham and Women's
                    Hospital Issue, Series 1989 C, 7.000%, 6/01/18            A1      6/99 at 102       1,057,650
       2,450,000   Massachusetts Health and Educational Facilities
                    Authority, Revenue Bonds, New England Deaconess
                    Hospital Issue, Series D, 6.875%, 4/01/22                  A      4/02 at 102       2,622,627
       3,875,000   Massachusetts Health and Educational, Facilities
                    Authority, Revenue Refunding Bonds, Youville
                    Hospital Issue (FHA Insured Project), Series B,
                    6.000%, 2/15/25                                           Aa      2/04 at 102       3,893,755
       9,070,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds, SEMASS Project, Series
                    1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)         N/R      7/01 at 103      10,167,379
                   Massachusetts Municipal Wholesale Electric
                    Company, Power Supply System Revenue Bonds,
                    1987 Series A:
         945,000    8.750%, 7/01/18 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102         971,592
          45,000    8.750%, 7/01/18                                         BBB+     No Opt. Call          51,188
       9,780,000   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1992 Series A, 6.750%, 7/15/12
                    (Pre-refunded to 7/15/02)                                Aaa      7/02 at 102      10,780,103

------------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 0.7%
       2,500,000   Wayne County Building Authority (State of
                    Michigan), Building Authority (Capital
                    Improvement), Bonds, Series 1992A (Limited Tax
                    General Obligation), 8.000%, 3/01/17
                    (Pre-refunded to 3/01/02)                               BBB+      3/02 at 102       2,864,175

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   MINNESOTA - 2.5%
    $ 11,180,000   Northwest Minnesota Multi-County, Housing and
                    Redevelopment Authority, Governmental Housing
                    Revenue Bonds (Pooled Housing Program), Series
                    1994A, 8.125%, 10/01/26                                  N/R     10/04 at 102    $ 11,086,088

------------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 0.6%
       8,610,000   Mississippi Home Corporation, Residual Revenue
                    Capital Appreciation Bonds, Series 1992-I,
                    0.000%, 9/15/16                                          Aaa   3/04 at 41 5/8       2,483,899

------------------------------------------------------------------------------------------------------------------
                   NEBRASKA - 4.1%
       2,350,000   Nebraska Higher Education Loan Program Inc.,
                    Senior Subordinate Bonds, Series A-5B,
                    6.250%, 6/01/18 (Alternative Minimum Tax)                 Aa     No Opt. Call       2,370,469
       3,550,000   City of Grand Island, Nebraska, Electric System
                    Revenue Bonds, 1977 Series, 6.100%, 9/01/12               A1      9/97 at 101       3,645,602
      10,935,000   Omaha Public Power District (Nebraska), Electric
                    System Revenue Bonds, 1992, Series A,
                    6.500%, 2/01/17 (Pre-refunded to 2/01/02)                AAA  2/02 at 101 1/2      11,824,672

------------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 2.5%
       1,290,000   New Hampshire Municipal Bond Bank, Educational
                    Institutions Division Revenue Bonds (1994
                    Coe-Brown Northwood Academy Project),
                    7.250%, 5/01/09                                          N/R     No Opt. Call       1,343,664
       9,200,000   The Industrial Development Authority of the State
                    of New Hampshire, Resource Recovery Revenue
                    Bonds, Series 1987 (SES Concord Project),
                    8.500%, 1/01/09                                            A      1/98 at 102       9,582,536

------------------------------------------------------------------------------------------------------------------
                   NEW YORK - 12.8%
       6,500,000   Dormitory Authority of the State of New York, City
                    University System Consolidated Revenue Bonds,
                    Series 1990A, 7.625%, 7/01/20 (Pre-refunded
                    to 7/01/00)                                              Aaa      7/00 at 102       7,186,725
       5,000,000   New York Local Government Assistance Corporation,
                    New York, Series 1991B, 7.500%, 4/01/20
                    (Pre-refunded to 4/01/01)                                Aaa      4/01 at 102       5,587,500
       4,930,000   New York State Medical Care Facilities Finance
                    Agency, St. Luke's-Roosevelt Hospital Center
                    FHA-Insured Mortgage Revenue Bonds, 1993
                    Series A, 5.600%, 8/15/13                                AAA      8/03 at 102       4,902,984
       6,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series B,
                    6.200%, 8/15/22                                          AAA      8/02 at 102       6,081,720

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   NEW YORK (CONTINUED)
     $ 8,450,000   New York State Urban Development Corporation,
                    State Facilities Revenue Bonds, Series 1991,
                    7.500%, 4/01/20 (Pre-refunded to 4/01/01)                Aaa      4/01 at 102     $ 9,442,875
       3,500,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series B, 7.500%, 2/01/01                   Baa1     No Opt. Call       3,775,170
                   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series E:
       1,550,000    6.500%, 8/01/02                                         Baa1     No Opt. Call       1,636,335
       3,080,000    6.600%, 8/01/04                                         Baa1     No Opt. Call       3,270,221
       1,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series A, 7.000%, 8/01/04                   Baa1     No Opt. Call       1,083,010
       2,075,000   The City of New York, General Obligation Bonds,
                    Fiscal 1990 Series F, 8.400%, 11/15/05
                    (Pre-refunded to 11/15/01)                               Aaa 11/01 at 101 1/2       2,407,789
       2,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1992 Series C, Fixed Rate Bonds, Subseries
                    C-1, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)           Aaa  8/02 at 101 1/2       2,191,380
       4,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series J (Subseries J-1), 5.875%, 2/15/19   Baa1  2/06 at 101 1/2       3,866,160
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series D:
       1,915,000    9.500%, 8/01/02 (Pre-refunded to 8/01/01)                Aaa  8/01 at 101 1/2       2,284,825
       2,085,000    9.500%, 8/01/02                                         Baa1  8/01 at 101 1/2       2,434,926

------------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 0.5%
       2,130,000   North Carolina Housing Finance Agency, Multifamily
                    Revenue Refunding Bonds (1992 Refunding Bond
                    Resolution), Series B, 6.900%, 7/01/24                    Aa      7/02 at 102       2,235,073

------------------------------------------------------------------------------------------------------------------
                   OHIO - 5.1%
      11,735,000   Ohio Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 1989 Series A,
                    7.650%, 3/01/29 (Alternative Minimum Tax)                AAA      9/99 at 102      12,341,934
       8,500,000   Akron, Bath and Copley Joint Township Hospital
                    District, Ohio, Hospital Facilities Revenue Bonds,
                    Series 1987 (Akron City Hospital Project),
                    8.875%, 11/15/07 (Pre-refunded to 11/15/97)              Aaa     11/97 at 102       8,893,890
         925,000   Toledo-Lucas County Port Authority, Development
                    Revenue Bonds (Northwest Ohio Bond Fund),
                    Series 1992A, 7.750%, 5/15/07 (Alternative
                    Minimum Tax)                                             N/R      5/00 at 102         964,137

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   PENNSYLVANIA - 4.4%
     $ 2,000,000   Falls Township Authority, Refunding Revenue Bonds,
                    The Delaware Valley Medical Center Project (FHA
                    Insured Mortgage), Series 1992, 7.000%, 8/01/22          AAA      8/02 at 102     $ 2,134,380
       1,175,000   Northampton County Hospital Authority
                    (Pennsylvania), Hospital Revenue Bonds (Easton
                    Hospital), Series A of 1992, 6.900%, 1/01/02             BBB     No Opt. Call       1,222,517
       7,660,000   City of Philadelphia, Pennsylvania, Water and Sewer
                    Revenue Bonds, Tenth Series, 7.350%, 9/01/04             Aaa     No Opt. Call       8,629,679
       4,450,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia, Hospital Revenue Bonds
                    (Children's Seashore House), Series 1992B,
                    7.000%, 8/15/22                                           A-      8/02 at 102       4,710,503
       2,500,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds
                    (Children's Seashore House), Series 1992A,
                    7.000%, 8/15/12                                           A-      8/02 at 102       2,653,925

------------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 1.5%
       6,510,000   South Dakota Student Loan Assistance Corporation,
                    Student Loan Revenue Bonds, Series 1989-B,
                    7.400%, 8/01/99 (Alternative Minimum Tax)                  A     No Opt. Call       6,759,723

------------------------------------------------------------------------------------------------------------------
                   TEXAS - 3.6%
       4,347,931   General Services Commission (an Agency of the
                    State of Texas), as Lessee, Participation Interests,
                    7.500%, 9/01/22                                            A      9/97 at 102       4,335,060
       9,500,000   Harris County Health Facilities Development
                    Corporation, Adjustable Convertible Extendable
                    Securities (Greater Houston Pooled Health Care
                    Loan Program), Series 1985B, 7.375%, 12/01/25
                    (Mandatory put 12/01/98)                                 Aa3     11/97 at 100       9,576,950
       1,850,000   Victoria Housing Finance Corporation, Single Family
                    Mortgage Revenue Refunding Bonds, Series 1995,
                    8.125%, 1/01/11                                          Aaa     No Opt. Call       1,986,455

------------------------------------------------------------------------------------------------------------------
                   UTAH - 0.3%
       1,250,000   Utah Housing Finance Agency, Single Family
                    Mortgage Bonds, 1996 Series C, 6.450%, 7/01/14
                    (Alternative Minimum Tax)                                 Aa      1/07 at 102       1,264,162

------------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 2.0%
       5,000,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series A,
                    7.100%, 1/01/22                                          Aa1      1/02 at 102       5,192,450

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                   VIRGINIA (CONTINUED)
     $ 3,200,000   Suffolk Redevelopment and Housing Authority,
                    Multifamily Housing Revenue Refunding Bonds,
                    Series 1994 (Chase Heritage at Dulles Project),
                    7.000%, 7/01/24 (Mandatory put 7/01/04)                 Baa2      7/02 at 104     $ 3,420,351

------------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 4.2%
       9,500,000   State of Washington, General Obligation and
                    General Obligation Refunding Bonds, Series
                    1992A and AT-6, 6.250%, 2/01/11                           Aa     No Opt. Call      10,290,210
       2,500,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1992 (Sacred Heart Medical
                    Center, Spokane), 6.875%, 2/15/12                        AA-      2/02 at 102       2,668,800
       3,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1, Refunding Revenue Bonds, Series
                    1989A, 7.500%, 7/01/07 (Pre-refunded to 7/01/99)         Aaa      7/99 at 102       3,241,170
       2,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Bonds, Series 1990B,
                    7.375%, 7/01/04                                          Aa1      7/00 at 102       2,172,880

------------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 0.5%
       2,000,000   West Virginia Housing Development Fund, Housing
                    Finance Bonds, 1992 Series B, 7.200%, 11/01/20
                    (Alternative Minimum Tax)                                Aaa      5/02 at 102       2,099,500

------------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 2.2%
       5,950,000   Wisconsin Housing and Economic Development
                    Authority, Housing Revenue Bonds, 1992 Series A,
                    6.850%, 11/01/12                                          A1      1/02 at 102       6,220,665
       2,985,000   Silver Lake Sanitary District, Waushara County,
                    Wisconsin, Sewer System Mortgage Revenue Bonds,
                    8.000%, 10/01/18 (Pre-refunded to 10/01/02)              N/R     10/02 at 100       3,427,466

-----------------------------------------------------------------------------------------------------------------
                   WYOMING - 0.9%
       4,000,000   Wyoming Community Development Authority,
                    Single Family Mortgage Bonds (Federally Insured
                    or Guaranteed Mortgage Loans), 1988 Series E,
                    7.750%, 6/01/09 (Alternative Minimum Tax)                 Aa     11/99 at 103       4,120,160

------------------------------------------------------------------------------------------------------------------
    $430,777,948   Total Investments - (cost $402,492,339) - 97.3%                                    426,606,891
================

PRINCIPAL                                                                               OPT. CALL          MARKET
AMOUNT             DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE
                  TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.2%
     $ 1,200,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series B, Variable Rate Demand Bonds,
                    3.950%, 8/15/22+                                      VMIG-1                      $ 1,200,000
       1,000,000   Port Authority of New York and New Jersey, Variable
                    Rate Demand Bonds, 3.950%, 6/01/20+                  VMIG -1                        1,000,000
       3,100,000   Sublette County Adjustable Tender Pollution Control
                    (Exxon Project), Alternative Minimum Tax,
                    Variable Rate Demand Bonds, 4.000%, 7/01/17+            A-1+                        3,100,000
     $ 5,300,000   Total Temporary Investments - 1.2%                                                   5,300,000
================
                   Other Assets Less Liabilities - 1.5%                                                 6,565,434
                   Net Assets - 100%                                                                 $438,472,325
                                                                                                     ============
                                                                       NUMBER OF           MARKET           MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE          PERCENT
  SUMMARY OF                         AAA                    Aaa               37     $157,460,012             37%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               19       61,752,539             14
  PORTFOLIO OF                        A+                     A1                4       13,004,997              3
  INVESTMENTS                      A, A-              A, A2, A3               13       72,575,814             17
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               21       76,914,473             18
  TEMPORARY                    Non-rated              Non-rated                8       44,899,056             11
  INVESTMENTS):
  TOTAL                                                                      102     $426,606,891            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                NQM              NQS             NQU                NPF
ASSETS
Investments in municipal securities, at market
   value (note 1)                                         $  771,045,577   $  728,104,358   $1,191,459,182   $  426,606,891
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                      6,650,000          900,000             --          5,300,000
Cash                                                              10,432           18,072          729,465          516,943
Receivables:
   Interest                                                   15,938,079       14,788,577       24,609,063        7,950,242
   Investments sold                                               35,875          330,384        3,830,326          180,000
Other assets                                                      40,157           50,628           60,326           20,830
                                                          --------------   --------------   --------------   --------------
     Total assets                                            793,720,120      744,192,019    1,220,688,362      440,574,906
                                                          --------------   --------------   --------------   --------------

LIABILITIES
Payable for investments purchased                                   --               --          3,846,118             --
Accrued expenses:
   Management fees (note 6)                                      404,924          380,148          614,684          228,086
   Other                                                         175,569          183,827          336,459          127,418
Preferred share dividends payable                                 91,363           97,342          183,921           54,748
Common share dividends payable                                 2,994,191        2,827,479        4,538,154        1,692,329
                                                          --------------   --------------   --------------   --------------
     Total liabilities                                         3,666,047        3,488,796        9,519,336        2,102,581
                                                          --------------   --------------   --------------   --------------
Net assets (note 7)                                       $  790,054,073   $  740,703,223   $1,211,169,026   $  438,472,325
                                                          ==============   ==============   ==============   ==============

Preferred shares, at liquidation value                    $  250,000,000   $  240,000,000   $  400,000,000   $  140,000,000
                                                          ==============   ==============   ==============   ==============

Preferred shares outstanding                                      10,000            9,600           16,000            5,600
                                                          ==============   ==============   ==============   ==============

Common shares outstanding                                     35,434,213       33,461,292       53,077,819       19,678,246
                                                          ==============   ==============   ==============   ==============

Netasset value per Common share outstanding (net
   assets less Preferred
   shares at liquidation value,
   divided by Common shares outstanding)                  $        15.24   $        14.96   $        15.28   $        15.17
                                                          ==============   ==============   ==============   ==============

See accompanying notes to financial statements

STATEMENT OF OPERATIONS
Six months ended April 30, 1997
(Unaudited)
                                                                    NQM              NQS              NQU              NPF
   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                         $ 25,461,056     $ 23,951,670     $ 39,101,758     $ 14,136,619
                                                               ------------     ------------     ------------     ------------
   Expenses:
      Management fees (note 6)                                    2,471,731        2,315,243        3,739,813        1,389,766
      Preferred shares--auction fees                                312,500          300,000          500,000          175,000
      Preferred shares--dividend disbursing agent fees               22,254           25,109           29,692           14,815
      Shareholders' servicing agent fees and expenses                44,535           40,006           65,751           23,448
      Custodian's fees and expenses                                  53,580           50,701           74,532           35,235
      Directors' fees and expenses (note 6)                           3,128            2,977            4,805            1,816
      Professional fees                                              13,983           13,836           15,196           11,426
      Shareholders' reports--printing and mailing expenses           80,445           78,236          126,390           56,168
      Stock exchange listing fees                                    17,364           17,415           24,308           12,129
      Investor relations expense                                     30,763           28,536           46,591           16,924
      Other expenses                                                 19,894           18,357           28,262           11,850
                                                               ------------     ------------     ------------     ------------
        Total expenses                                            3,070,177        2,890,416        4,655,340        1,748,577
                                                               ------------     ------------     ------------     ------------
          Net investment income                                  22,390,879       21,061,254       34,446,418       12,388,042
                                                               ------------     ------------     ------------     ------------


   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions,
      (notes 1 and 3)                                             1,516,595         (542,167)         515,361          (26,289)
   Net change in unrealized appreciation or depreciation
      of investments                                             (9,988,677)      (4,706,604)      (9,386,148)      (3,199,869)
                                                               ------------     ------------     ------------     ------------
          Net gain (loss) from investments                       (8,472,082)      (5,248,771)      (8,870,787)      (3,226,158)
                                                               ------------     ------------     ------------     ------------
   Net increase in net assets from operations                  $ 13,918,797     $ 15,812,483     $ 25,575,631     $  9,161,884
                                                               ============     ============     ============     ============

   See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                 NQM                                   NQS
                                                 Six months ended      Year ended     Six months ended       Year ended
                                                      4/30/97           10/31/96           4/30/97            10/31/96
OPERATIONS
Net investment income                              $  22,390,879      $  45,525,573      $  21,061,254      $  42,356,923
Net realized gain (loss) from investment
   transactions (notes 1 and 3)                        1,516,595          1,504,856           (542,167)          (606,382)
Net change in unrealized appreciation or
   depreciation of investments                        (9,988,677)        (7,671,673)        (4,706,604)        (4,774,830)
                                                   -------------      -------------      -------------      -------------
     Net increase in net assets from operations       13,918,797         39,358,756         15,812,483         36,975,711
                                                   -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                             (17,965,151)       (36,524,778)       (16,954,718)       (33,838,039)
     Preferred shareholders                           (4,248,939)        (9,160,050)        (4,137,869)        (8,711,507)
From accumulated net realized gains from
   investment transactions:
     Common shareholders                                    --                 --                 --                 --
     Preferred shareholders                                 --                 --                 --                 --
                                                   -------------      -------------      -------------      -------------
   Decrease in net assets from distributions
     to shareholders                                 (22,214,090)       (45,684,828)       (21,092,587)       (42,549,546)
                                                   -------------      -------------      -------------      -------------

CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of
   distributions                                            --              454,280            924,538            749,508
                                                   -------------      -------------      -------------      -------------
     Net increase (decrease) in net assets            (8,295,293)        (5,871,792)        (4,355,566)        (4,824,327)
Net assets at beginning of period                    798,349,366        804,221,158        745,058,789        749,883,116
                                                   -------------      -------------      -------------      -------------
Net assets at end of period                        $ 790,054,073      $ 798,349,366      $ 740,703,223      $ 745,058,789
                                                   =============      =============      =============      =============

Balance of undistributed net investment
   income at end of period                         $   1,180,918      $   1,004,129      $     814,210      $     845,543
                                                   =============      =============      =============      =============

See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                     NQU                                 NPF
                                                    Six months ended      Year ended      Six months ended       Year ended
                                                         4/30/97           10/31/96              4/30/97          10/31/96
 OPERATIONS
 Net investment income                               $    34,446,418    $    68,911,832    $    12,388,042    $    24,906,103
 Net realized gain (loss) from investment
    transactions (notes 1 and 3)                             515,361           (491,071)           (26,289)           959,626
 Net change in unrealized appreciation
    or depreciation of investments                        (9,386,148)         1,379,318         (3,199,869)         1,395,464
                                                     ---------------    ---------------    ---------------    ---------------
      Net increase in net assets from operations          25,575,631         69,800,079          9,161,884         27,261,193
                                                     ---------------    ---------------    ---------------    ---------------

 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
      Common shareholders                                (27,228,926)       (54,457,859)       (10,145,088)       (19,922,661)
      Preferred shareholders                              (6,840,514)       (14,584,206)        (2,212,948)        (5,053,788)
 From accumulated net realized gains from
    investment transactions:
      Common shareholders                                       --                 --             (766,737)        (1,184,250)
      Preferred shareholders                                    --                 --             (192,920)          (328,412)
                                                     ---------------    ---------------    ---------------    ---------------
    Decrease in net assets from distributions
      to shareholders                                    (34,069,440)       (69,042,065)       (13,317,693)       (26,489,111)
                                                     ---------------    ---------------    ---------------    ---------------

 CAPITAL SHARE TRANSACTIONS (note 2)
 Net proceeds from Common shares issued to
    shareholders due to reinvestment
    of distributions                                            --                 --              474,995               --
                                                     ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets               (8,493,809)           758,014         (3,680,814)           772,082
 Net assets at beginning of period                     1,219,662,835      1,218,904,821        442,153,139        441,381,057
                                                     ---------------    ---------------    ---------------    ---------------
 Net assets at end of period                         $ 1,211,169,026    $ 1,219,662,835    $   438,472,325    $   442,153,139
                                                     ===============    ===============    ===============    ===============

 Balance of undistributed net investment
    income at end of period                          $     2,281,381    $     1,904,403    $     1,354,632    $     1,324,626
                                                     ===============    ===============    ===============    ===============

 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
                          At April 30, 1997, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Investment Quality Municipal Fund, Inc. (NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU) and Nuveen Premier Municipal Income Fund, Inc. (NPF).

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      The prices of municipal bonds in each Fund's
                          investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Directors. When price quotes are not readily available
                          (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a
                          trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At April
                          30, 1997, NQU had purchase commitments of $3,846,118.
                          There were no such purchase commitments in any of the other funds.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes      Each Fund is a separate taxpayer for
                          federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue
                          Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate may change every seven days, as set by the Auction Agent. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                    NQM             NQS             NQU             NPF
   Number of shares:
      Series M                      2,500           2,000           3,000            --
      Series T                      2,500           2,000           3,000           2,800
      Series W                      2,500           2,800           3,000            --
      Series Th                      --              --             4,000           2,800
      Series F                      2,500           2,800           3,000            --
                                   ------           -----          ------           -----
   Total                           10,000           9,600          16,000           5,600
                                   ======           =====          ======          ======


Derivative Financial      The Funds may invest in transactions in certain
Instruments               derivative financial instruments including futures,
                          forward, swap, and option contracts, and other financial instruments with similar characteristics.
                          Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 1997.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          Transactions in Common shares were as follows:
                                                                  NQM                             NQS
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        4/30/97        10/31/96         4/30/97        10/31/96
   Common Shares:
   Shares issued to shareholders due to reinvestment
      of distributions                                    --            29,711          60,933          49,729
                                                         =====          ======          ======          ======
                                                                  NQU                             NPF
                                                   Six months ended   Year ended   Six months ended   Year ended
                                                        4/30/97        10/31/96         4/30/97        10/31/96
   Common Shares:
   Shares issued to shareholders due to reinvestment
      of distributions                                    --              --            31,228            --
                                                         =====           =====          ======           =====

                          3. SECURITIES TRANSACTIONS
                          Purchases and sales (including maturities) of
                          investments in municipal securities and temporary
                          municipal investments during the six months ended
                          April 30, 1997, were as follows:
                                             NQM           NQS           NQU           NPF
   PURCHASES
   Investments in municipal securities   $67,140,565   $35,646,321   $75,022,253   $14,737,976
   Temporary municipal investments        71,375,000    39,000,000    17,100,000    15,900,000
   SALES AND MATURITIES
   Investments in municipal securities    68,829,091    23,209,345    74,196,574    19,851,935
   Temporary municipal investments        67,525,000    42,500,000    17,100,000    11,400,000
                                         ===========   ===========   ===========   ===========

                          At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At October 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryovers will expire as follows:

                           NQM                 NQS                NQU
Expiration year:
          2001         $1,088,991         $     --           $     --
          2002               --            6,626,291          5,529,513
          2003            315,370            424,861            757,201
          2004               --              606,382            486,077
                       ----------         ----------         ----------

Total                  $1,404,361         $7,657,534         $6,772,791
                       ==========         ==========         ==========

                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On May 1, 1997, the Funds declared Common share
                          dividend distributions from their tax-exempt net
                          investment income which were paid June 2, 1997, to
                          shareholders of record on May 15, 1997, as follows:
                                   NQM             NQS             NQU             NPF
   Dividend per share            $.0845          $.0845          $.0855          $.0860
                                 ======          ======          ======          ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1997, were as follows:

                                                      NQM               NQS              NQU              NPF
Gross unrealized:
   appreciation                                  $ 47,174,357     $ 44,981,534     $ 77,546,188     $ 24,320,394
   depreciation                                    (2,619,682)      (2,923,707)        (342,629)        (205,842)
                                                 ------------     ------------     ------------     ------------
Net unrealized appreciation                      $ 44,554,675     $ 42,057,827     $ 77,203,559     $ 24,114,552
                                                 ============     ============     ============     ============



                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with
                          Nuveen Advisory Corp. (the "Adviser"), a wholly owned
                          subsidiary of The John Nuveen Company, each Fund pays
                          an annual management fee, payable monthly, at the
                          rates set forth below, which are based upon the
                          average daily net asset value of each Fund:
   Average daily net asset value                            Management fee
   For the first $125 million                               .6500 of 1%
   For the next $125 million                                .6375 of 1
   For the next $250 million                                .6250 of 1
   For the next $500 million                                .6125 of 1
   For the next $1 billion                                  .6000 of 1
   For net assets over $2 billion                           .5875 of 1

                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


                          7. COMPOSITION OF NET ASSETS At April 30, 1997, net
                          assets consisted of:
                                                             NQM              NQS                NQU                NPF
   Preferred shares, $25,000 stated value
      per share, at liquidation value                $   250,000,000   $   240,000,000    $   400,000,000    $   140,000,000
   Common shares, $.01 par value per share                   354,342           334,613            530,778            196,782
   Paid-in surplus                                       493,851,904       465,696,274        737,405,481        272,834,560
   Balance of undistributed net investment income          1,180,918           814,210          2,281,381          1,354,632
   Accumulated net realized gain (loss) from
      investment transactions                                112,234        (8,199,701)        (6,252,173)           (28,201)
   Net unrealized appreciation of investments             44,554,675        42,057,827         77,203,559         24,114,552
                                                     ---------------   ---------------    ---------------    ---------------
      Net assets                                     $   790,054,073   $   740,703,223    $ 1,211,169,026    $   438,472,325
                                                     ===============   ===============    ===============    ===============

   Authorized shares:
      Common                                             200,000,000       200,000,000        200,000,000        200,000,000
      Preferred                                            1,000,000         1,000,000          1,000,000          1,000,000
                                                     ===============   ===============    ===============    ===============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which
                          include general obligation, escrowed and revenue
                          bonds. At April 30, 1997, the revenue sources by
                          municipal purpose for these investments, expressed as
                          a percent of total investments, were as follows:
                                                          NQM             NQS             NQU             NPF
   Revenue Bonds:
      Housing Facilities                                  19%            20%             20%             29%
      Health Care Facilities                              16               3              9              10
      Pollution Control Facilities                         6              11             12               2
      Electric Utilities                                   6              11              2               2
      Transportation                                      --               6              8               3
      Educational Facilities                               4               2              1               7
      Water / Sewer Facilities                             2               6              5               1
      Lease Rental Facilities                              3              --              1               1
      Other                                                6               2              8               5
   General Obligation Bonds                                5               9              6              10
   Escrowed Bonds                                         33              30             28              30
                                                         -----           -----           -----           -----
                                                         100%            100%           100%            100%
                                                         =====           =====           =====           =====

                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (60% for NQM, 47% for NQS, 46% for NQU and 33% for NPF). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (100% for NQM, 100% for NQS, N/A for NQU and 42% for NPF).

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS
AS FOLLOWS:
                                                                          Dividends from tax-exempt
                                         Operating performance            net investment income
                                                           Net
                                                           realized &
                          Net asset      Net               unrealized
                          value          invest-           gain (loss)    To             To
                          beginning      ment              from invest-   Common         Preferred
                          of period      income            ments          shareholders   shareholders++
NQM
Six months ended
         4/30/97          $15.480        $ .632            $ (.245)       $ (.507)       $(.120)
Year ended 10/31:
         1996              15.650         1.286              (.165)        (1.032)        (.259)
         1995              14.650         1.328              1.040         (1.082)        (.286)
         1994              16.450         1.322             (1.761)        (1.118)        (.243)
         1993              15.340         1.395              1.196         (1.230)        (.214)
         1992              15.130         1.441               .169         (1.157)        (.243)
         1991              13.930         1.457              1.185         (1.092)        (.350)
6/21/90 to
         10/31/90          14.050          .318              (.027)         (.178)        (.034)
NQS
Six months ended
         4/30/97           15.120          .630              (.159)         (.507)        (.124)
Year ended 10/31:
         1996              15.290         1.269              (.164)        (1.014)        (.261)
         1995              14.030         1.296              1.301         (1.046)        (.291)
         1994              16.130         1.311             (2.058)        (1.083)        (.250)
         1993              14.920         1.348              1.304         (1.218)        (.224)
         1992              14.640         1.379               .197         (1.053)        (.243)
3/21/91 to
         10/31/91          14.050          .653               .671          (.425)        (.124)

                           Distributions from capital gains
                                                                                           Per
                                                            Organization                   Common
                                                            and offering                   share
                                                            costs and                       market
                           To             To                Preferred share  Net asset      value
                           Common         Preferred         underwriting     value end      end of
                           shareholders   shareholders++    discounts        of period      period
NQM
Six months ended
         4/30/97           $ --           $ --              $ --             $15.240        $14.875
Year ended 10/31:
         1996                --             --                --             15.480         15.000
         1995                --             --                --             15.650         15.125
         1994                --             --                --             14.650         13.375
         1993              (.031)         (.006)              --             16.450         17.500
         1992                --             --                --             15.340         15.750
         1991                --             --                --             15.130         16.000
6/21/90 to
         10/31/90            --             --              (.199)           13.930         14.250
NQS
Six months ended
         4/30/97          --             --                --                14.960         15.125
Year ended 10/31:
         1996             --             --                --                15.120         15.125
         1995             --             --                --                15.290         14.750
         1994              (.017)         (.003)           --                14.030         13.125
         1993             --             --                --                16.130         16.500
         1992             --             --                --                14.920         14.750
3/21/91 to
         10/31/91         --             --                 (.185)           14.640         15.000

                                                                           Ratios/Supplemental data
                           Total
                           invest-                                                        Ratio of
                           ment                                                           net
                           return         Total             Net assets     Ratio of       investment
                           on             return on         end of         expenses       income           Portfolio
                           market         net asset         period (in     to average     to average       turnover
                           value+         value+            thousands)     net assets+++  net assets+++    rate
NQM
Six months ended
         4/30/97            2.59%          1.73%             $790,054       .78%*          5.67%*            9%
Year ended 10/31:
         1996               6.13           5.70               798,349       .78            5.71              8
         1995              21.89          14.71               804,221       .78            5.97             11
         1994             (17.87)         (4.32)              768,723       .79            5.83              7
         1993              19.75          16.01               828,931       .77            6.02             14
         1992               5.67           9.29               783,237       .74            6.37              5
         1991              20.66          17.08               769,837       .75            6.67              3
6/21/90 to
         10/31/90          (3.80)           .42               724,011       .72*           6.06*           --
NQS
Six months ended
         4/30/97            3.41           2.31               740,703       .78*           5.71*             3
Year ended 10/31:
         1996               9.71           5.71               745,059       .78            5.69             13
         1995              21.03          17.03               749,883       .79            5.91              7
         1994             (14.45)         (6.43)              707,388       .80            5.89             11
         1993              20.73          16.87               773,423       .81            5.87              8
         1992               5.41           9.32               727,874       .79            6.18              5
3/21/91 to
         10/31/91           2.91           7.33               713,377       .79*           5.81*             1

See notes on page 74.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD
IS AS FOLLOWS:
                                                                           Dividends from tax-exempt
                                          Operating performance            net investment income
                                                            Net
                                                            realized &
                           Net asset      Net               unrealized
                           value          invest-           gain (loss)    To             To
                           beginning      ment              from invest-   Common         Preferred
                           of period      income            ments          shareholders   shareholders++
NQU
Six months ended
         4/30/97           $15.440        $ .649            $ (.167)       $ (.513)       $(.129)
Year ended 10/31:
         1996               15.430         1.299               .012         (1.026)        (.275)
         1995               14.200         1.311              1.258         (1.032)        (.307)
         1994               16.400         1.319             (2.143)        (1.095)        (.256)
         1993               14.620         1.341              1.824         (1.151)        (.234)
         1992               14.290         1.325               .276         (1.019)        (.252)
6/19/91 to
         10/31/91           14.050          .276               .329          (.168)        (.021)
NPF
Six months ended
         4/30/97            15.380          .630             (.162)          (.516)        (.113)
Year ended 10/31:
         1996               15.340         1.267              .121          (1.014)        (.257)
         1995               14.080         1.275             1.337          (1.008)        (.275)
         1994               15.980         1.255            (1.864)         (1.040)        (.238)
         1993               14.070         1.248             1.850           (.972)        (.186)
12/19/91 to
         10/31/92           14.050          .741              .191           (.640)        (.090)

                           Distributions from capital gains
                                                                                            Per
                                                            Organization                    Common
                                                            and offering                    share
                                                            costs and                      market
                           To             To                Preferred share  Net asset      value
                           Common         Preferred         underwriting     value end      end of
                           shareholders   shareholders++    discounts        of period      period
NQU
Six months ended
         4/30/97           $ --           $ --              $ --             $15.280        $15.250
Year ended 10/31:
         1996                --             --                --              15.440         15.250
         1995                --             --                --              15.430         14.750
         1994              (.021)         (.004)              --              14.200         12.875
         1993                --             --                --              16.400         16.375
         1992                --             --                --              14.620         14.250
6/19/91 to
         10/31/91            --             --              (.176)            14.290         14.625
NPF
Six months ended
         4/30/97           (.039)         (.010)              --              15.170         15.500
Year ended 10/31:
         1996              (.060)         (.017)              --              15.380         15.125
         1995              (.056)         (.013)              --              15.340         14.625
         1994              (.011)         (.002)              --              14.080         12.750
         1993              (.026)         (.004)              --              15.980         15.250
12/19/91 to
         10/31/92            --             --              (.182)            14.070         14.000
                                                                           Ratios/Supplemental data
                           Total
                           invest-                                                        Ratio of
                           ment                                                           net
                           return         Total             Net assets     Ratio of       investment
                           on             return on         end of         expenses       income           Portfolio
                           market         net asset         period (in     to average     to average       turnover
                           value+         value+            thousands)     net assets+++  net assets+++    rate
NQU
Six months ended
         4/30/97            3.41%          2.30%             $1,211,169     .77%*          5.70%*           6%
Year ended 10/31:
         1996              10.61           6.93              1,219,663      .77            5.67             11
         1995              23.26          16.51              1,218,905      .78            5.86             17
         1994             (15.32)         (6.86)             1,153,729      .79            5.78             12
         1993              23.62          20.73              1,269,375      .80            5.78              7
         1992               4.35           9.64              1,170,752      .78            5.95              8
6/19/91 to
         10/31/91          (1.39)          2.91              1,146,962      .74*           5.13*           --
NPF
Six months ended
         4/30/97            6.26           2.26                438,472      .80*           5.67*             3
Year ended 10/31:
         1996              11.00           7.51                442,153      .81            5.66              8
         1995              23.92          17.15                441,381      .80            5.84             22
         1994             (10.05)         (5.51)               416,566      .81            5.66             31
         1993              16.68          21.31                453,895      .82            5.59             12
12/19/91 to
         10/31/92          (2.47)          4.73                415,743      .79*           4.91*            14

* Annualized.
+ Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
++ The amounts shown are based on Common share equivalents.
+++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Serving investors for generations

Photographic image of John Nuveen Sr., founder of Nuveen.

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.
  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.
  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
FSA-3-4.97